Schedule of Investments (unaudited)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.9%
Ampol Ltd.	14,063	$ 296,645
ANZ Group Holdings Ltd.	205,100	4,310,365
APA Group	76,671	410,323
Aristocrat Leisure Ltd.	38,010	1,534,636
ASX Ltd.	15,181	669,560
BHP Group Ltd., Class DI	350,825	10,891,766
BlueScope Steel Ltd.	28,378	433,188
Brambles Ltd.	96,208	1,262,805
CAR Group Ltd.	24,727	639,598
Cochlear Ltd.	4,358	848,068
Coles Group Ltd.	93,061	1,160,146
Commonwealth Bank of Australia	116,501	10,866,723
Computershare Ltd.	37,235	649,113
Dexus	79,034	412,373
Endeavour Group Ltd./Australia	115,390	399,034
Fortescue Ltd	121,863	1,718,827
Glencore PLC	730,624	4,184,028
Goodman Group	121,313	3,094,574
GPT Group	129,031	442,424
Insurance Australia Group Ltd.	176,361	896,276
Lottery Corp. Ltd.	155,513	548,219
Macquarie Group Ltd.	26,823	4,291,991
Medibank Pvt Ltd.	179,228	452,184
Mineral Resources Ltd.	13,255	472,588
Mirvac Group	235,746	348,706
National Australia Bank Ltd.	215,549	5,580,629
Northern Star Resources Ltd.	84,258	922,983
Orica Ltd.	41,369	528,446
Origin Energy Ltd.	129,582	897,626
Pilbara Minerals Ltd.(a)(b)	234,454	527,352
Pro Medicus Ltd.(b)	5,381	662,318
Qantas Airways Ltd.(a)	53,113	271,115
QBE Insurance Group Ltd.	107,295	1,225,152
Ramsay Health Care Ltd.	8,668	248,804
REA Group Ltd.	3,131	433,272
Reece Ltd.	18,949	371,609
Rio Tinto Ltd.	22,569	1,996,124
Rio Tinto PLC	80,992	5,749,428
Santos Ltd.(b)	222,708	1,079,113
Scentre Group	405,158	1,018,525
SEEK Ltd.	33,157	567,587
Seven Group Holdings Ltd.	14,861	438,882
Sonic Healthcare Ltd.	30,007	564,392
South32 Ltd.	337,592	865,894
Stockland	205,293	740,461
Suncorp Group Ltd.	95,389	1,191,148
Telstra Group Ltd.	301,359	806,596
Transurban Group	187,199	1,691,358
Treasury Wine Estates Ltd.	53,683	443,177
Vicinity Ltd.	257,934	392,996
Washington H Soul Pattinson & Co. Ltd.	19,317	462,694
Wesfarmers Ltd.	78,106	3,792,895
Westpac Banking Corp.	238,534	5,212,564
WiseTech Global Ltd.	11,221	1,062,588
Woodside Energy Group Ltd.(b)	139,624	2,406,733
Woolworths Group Ltd.	81,240	1,866,835
		95,253,456
Austria — 0.2%
Erste Group Bank AG	23,578	1,292,037
Mondi PLC	35,244	672,297
Security	Shares	Value
Austria (continued)
OMV AG	12,927	$ 553,019
Verbund AG	4,162	344,355
Voestalpine AG	8,881	230,767
		3,092,475
Belgium — 0.5%
Ageas SA/NV	11,973	638,868
Anheuser-Busch InBev SA	62,031	4,110,619
D’ieteren Group	2,071	438,540
Elia Group SA/NV	2,515	287,439
Groupe Bruxelles Lambert NV	6,898	537,521
KBC Group NV	17,925	1,426,077
Lotus Bakeries NV	27	362,316
Sofina SA	925	261,411
Syensqo SA	4,268	378,221
UCB SA	8,682	1,567,247
Warehouses De Pauw CVA	14,567	388,717
		10,396,976
Brazil — 1.2%
Ambev SA	240,408	577,223
Atacadao SA(a)	57,685	97,947
B3 SA - Brasil Bolsa Balcao	376,554	740,293
Banco Bradesco SA	98,456	236,575
Banco BTG Pactual SA	88,794	542,280
Banco do Brasil SA	124,928	623,298
BB Seguridade Participacoes SA	53,016	345,479
BRF SA(a)	56,931	247,153
Caixa Seguridade Participacoes S/A	80,299	214,467
CCR SA	52,851	117,388
Centrais Eletricas Brasileiras SA	92,400	667,427
Cia de Saneamento Basico do Estado de Sao Paulo	32,567	540,422
Cia Siderurgica Nacional SA	38,838	91,896
Cosan SA	110,276	264,774
CPFL Energia SA	19,091	118,905
Embraer SA(a)	49,300	434,114
Energisa SA	23,622	194,216
Engie Brasil Energia SA	25,356	197,581
Equatorial Energia SA	72,549	432,814
Equatorial Energia SA(a)	4,779	28,546
Hapvida Participacoes e Investimentos SA(a)(c)	332,416	244,078
Hypera SA	36,235	174,467
Inter & Co., Inc., Class A, Class A(b)	16,900	112,554
Klabin SA	55,512	212,869
Localiza Rent a Car SA	63,112	474,988
Natura & Co. Holding SA	71,592	184,641
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	205,315	2,802,550
Pagseguro Digital Ltd., Class A(a)(b)	15,125	130,226
Petroleo Brasileiro SA	278,959	2,010,889
PRIO SA/Brazil	59,039	469,585
Raia Drogasil SA	86,360	404,082
Rede D’Or Sao Luiz SA(c)	40,523	230,074
Rumo SA	94,600	347,302
Sendas Distribuidora S/A(a)	102,616	140,709
StoneCo Ltd., Class A(a)(b)	14,792	166,558
Suzano SA	56,599	565,606
Telefonica Brasil SA	36,056	369,449
TIM SA/Brazil	41,040	141,102
TOTVS SA	46,780	245,248
Ultrapar Participacoes SA	45,628	177,647
Vale SA	232,783	2,713,815
Vibra Energia SA	77,463	332,734
WEG SA	120,379	1,201,867
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Wheaton Precious Metals Corp.	32,629	$ 1,992,795
XP, Inc., Class A	21,349	383,001
Yara International ASA	11,135	351,791
		23,293,425
Canada — 7.5%
Agnico Eagle Mines Ltd.	34,169	2,752,569
Air Canada(a)	13,677	165,748
Alimentation Couche-Tard, Inc.(b)	53,571	2,961,665
AltaGas Ltd.	16,709	413,633
ARC Resources Ltd.(b)	38,010	642,470
Bank of Montreal	49,707	4,485,373
Bank of Nova Scotia(b)	86,215	4,697,537
Barrick Gold Corp.	123,177	2,449,970
BCE, Inc.(b)	4,874	169,452
Brookfield Asset Management Ltd., Class A	25,782	1,218,900
Brookfield Corp., Class A(b)	94,880	5,039,174
CAE, Inc.(a)	23,225	436,011
Cameco Corp.	29,694	1,418,558
Canadian Apartment Properties REIT(b)	3,263	132,672
Canadian Imperial Bank of Commerce(b)	66,252	4,063,933
Canadian National Railway Co.	37,329	4,371,174
Canadian Natural Resources Ltd.	150,366	4,993,114
Canadian Pacific Kansas City Ltd.	64,142	5,485,826
Canadian Tire Corp. Ltd., Class A(b)	2,681	321,316
Canadian Utilities Ltd., Class A	7,661	203,413
CCL Industries, Inc., Class B	11,840	721,807
Cenovus Energy, Inc.	98,188	1,642,214
CGI, Inc.(a)	14,733	1,695,256
Constellation Software, Inc./Canada	1,424	4,632,778
Descartes Systems Group, Inc.(a)	5,669	583,352
Dollarama, Inc.	19,542	2,001,811
Element Fleet Management Corp.	24,611	523,356
Emera, Inc.(b)	19,724	777,176
Empire Co. Ltd., Class A	13,709	418,938
Enbridge, Inc.	152,503	6,195,064
Fairfax Financial Holdings Ltd.	1,464	1,848,519
FirstService Corp.	3,925	717,148
Fortis, Inc./Canada(b)	34,671	1,575,314
Franco-Nevada Corp.	13,976	1,735,878
George Weston Ltd.	3,891	653,079
Gildan Activewear, Inc., Class A	9,428	443,777
Great-West Lifeco, Inc.	18,393	627,221
Hydro One Ltd.(c)	22,519	780,576
iA Financial Corp., Inc.	5,283	437,890
IGM Financial, Inc.	673	20,193
Imperial Oil Ltd.	12,970	912,489
Intact Financial Corp.	13,156	2,526,240
Ivanhoe Mines Ltd., Class A(a)	44,995	669,377
Keyera Corp.(b)	14,274	445,070
Kinross Gold Corp.	89,851	841,741
Loblaw Cos. Ltd.	10,632	1,415,661
Magna International, Inc.(b)	19,911	816,786
Manulife Financial Corp.	123,402	3,646,995
MEG Energy Corp.	19,708	370,276
Metro, Inc.	16,698	1,055,501
National Bank of Canada(b)	22,156	2,092,652
Nutrien Ltd.	35,051	1,684,324
Onex Corp.	4,171	292,150
Open Text Corp.	20,676	688,257
Pan American Silver Corp.(b)	24,338	508,193
Parkland Corp.(b)	12,474	321,523
Security	Shares	Value
Canada (continued)
Pembina Pipeline Corp.(b)	44,224	$ 1,822,979
Power Corp. of Canada(b)	39,983	1,261,174
Quebecor, Inc., Class B	9,595	250,508
RB Global, Inc.(b)	12,950	1,042,262
Restaurant Brands International, Inc.	21,069	1,520,296
Rogers Communications, Inc., Class B	25,085	1,008,630
Royal Bank of Canada	99,607	12,432,002
Saputo, Inc.	16,184	349,300
Shopify, Inc., Class A(a)	84,964	6,806,795
Stantec, Inc.	7,410	595,890
Sun Life Financial, Inc.	38,798	2,250,511
Suncor Energy, Inc.	92,567	3,416,721
TC Energy Corp.(b)	71,152	3,382,278
Teck Resources Ltd., Class B	29,863	1,559,778
TELUS Corp.	41,150	690,372
TFI International, Inc.	5,665	775,956
Thomson Reuters Corp.	11,577	1,974,711
TMX Group Ltd.(b)	19,820	621,221
Toromont Industries Ltd.(b)	5,474	534,347
Toronto-Dominion Bank	122,710	7,759,369
Tourmaline Oil Corp.(b)	22,500	1,044,937
West Fraser Timber Co. Ltd.	3,452	336,330
WSP Global, Inc.	8,924	1,585,462
		145,762,919
Chile — 0.2%
Antofagasta PLC	27,988	754,412
Banco de Chile	3,300,922	421,554
Banco de Credito e Inversiones SA	9,680	301,259
Banco Santander Chile	3,895,661	202,740
Cencosud SA	68,726	138,705
Empresas CMPC SA	65,894	114,598
Empresas Copec SA	41,034	274,691
Enel Americas SA	1,282,819	130,935
Enel Chile SA	1,792,039	98,639
Falabella SA(a)	52,829	195,758
Latam Airlines Group SA	17,025,204	219,039
Lundin Mining Corp.	48,972	513,093
		3,365,423
China — 8.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	37,339
AAC Technologies Holdings, Inc.	49,000	199,769
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	125,715
AECC Aviation Power Co. Ltd., Class A	7,600	44,502
Agricultural Bank of China Ltd., Class A	484,500	330,365
Agricultural Bank of China Ltd., Class H	1,827,000	852,427
Aier Eye Hospital Group Co. Ltd., Class A	27,670	62,044
Air China Ltd., Class A(a)	20,298	22,611
Airtac International Group	8,371	239,754
Akeso, Inc.(a)(c)	37,000	324,464
Alibaba Group Holding Ltd.	1,061,252	14,102,741
Alibaba Health Information Technology Ltd.(a)(b)	556,000	373,896
Aluminum Corp. of China Ltd., Class A	100,100	125,031
Aluminum Corp. of China Ltd., Class H	194,000	152,230
Angel Yeast Co. Ltd., Class A	6,000	30,945
Anhui Conch Cement Co. Ltd., Class A	17,700	65,528
Anhui Conch Cement Co. Ltd., Class H	89,500	260,977
Anhui Gujing Distillery Co. Ltd., Class A	1,500	43,021
Anhui Gujing Distillery Co. Ltd., Class B	8,500	135,664
ANTA Sports Products Ltd.	91,200	1,079,611

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	$ 32,962
AviChina Industry & Technology Co. Ltd., Class H	116,000	56,391
Baidu, Inc., Class A(a)	166,252	2,185,815
Bank of Beijing Co. Ltd., Class A	100,100	83,067
Bank of Chengdu Co. Ltd., Class A	6,800	15,197
Bank of China Ltd., Class A	352,000	249,898
Bank of China Ltd., Class H	5,447,000	2,543,748
Bank of Communications Co. Ltd., Class A	134,200	140,719
Bank of Communications Co. Ltd., Class H	782,700	595,336
Bank of Jiangsu Co. Ltd., Class A	54,240	64,608
Bank of Nanjing Co. Ltd., Class A	57,500	89,559
Bank of Ningbo Co. Ltd., Class A	28,160	102,115
Bank of Shanghai Co. Ltd., Class A	76,510	85,798
Baoshan Iron & Steel Co. Ltd., Class A	75,798	74,669
BeiGene Ltd.(a)	52,069	915,126
Beijing Enterprises Holdings Ltd.	67,500	240,041
Beijing Enterprises Water Group Ltd.	232,000	72,010
Beijing Kingsoft Office Software, Inc., Class A	3,403	127,950
Beijing Tongrentang Co. Ltd., Class A	5,500	32,809
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,699	77,877
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	211,638
Bilibili, Inc., Class Z(a)	17,519	402,943
BOC Aviation Ltd.(c)	12,300	101,737
BOC Hong Kong Holdings Ltd.	242,500	768,302
BOE Technology Group Co. Ltd., Class A	158,600	100,492
Bosideng International Holdings Ltd.	234,000	133,107
BYD Co. Ltd., Class A	7,900	341,338
BYD Co. Ltd., Class H	74,000	2,640,167
BYD Electronic International Co. Ltd.	62,500	258,502
C&D International Investment Group Ltd.	63,000	135,377
CGN Power Co. Ltd., Class A	67,400	43,163
CGN Power Co. Ltd., Class H(c)	675,000	259,281
Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	34,324
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	36,399
China CITIC Bank Corp. Ltd., Class H	547,000	347,252
China Coal Energy Co. Ltd., Class H	194,000	240,259
China Communications Services Corp. Ltd., Class H	138,000	74,083
China Construction Bank Corp., Class H	6,553,000	4,886,569
China CSSC Holdings Ltd., Class A	30,600	181,671
China Energy Engineering Corp. Ltd., Class A	64,000	21,873
China Everbright Bank Co. Ltd., Class A	215,300	109,986
China Everbright Bank Co. Ltd., Class H	103,000	34,848
China Feihe Ltd.(c)	213,000	159,882
China Galaxy Securities Co. Ltd., Class A	57,500	124,697
China Galaxy Securities Co. Ltd., Class H	413,500	382,194
China Gas Holdings Ltd.	181,000	167,159
China Hongqiao Group Ltd.(b)	251,000	411,742
China International Capital Corp. Ltd., Class A	25,600	139,145
China International Capital Corp. Ltd., Class H(c)	80,800	142,122
China Life Insurance Co. Ltd., Class A	34,700	215,811
China Life Insurance Co. Ltd., Class H	474,000	933,539
China Literature Ltd.(a)(c)	21,400	87,773
China Longyuan Power Group Corp. Ltd., Class H	323,000	289,460
China Mengniu Dairy Co. Ltd.	242,000	567,648
China Merchants Bank Co. Ltd., Class A	84,000	444,451
China Merchants Bank Co. Ltd., Class H	274,078	1,328,145
China Merchants Energy Shipping Co. Ltd., Class A	133,700	152,482
China Merchants Port Holdings Co. Ltd.	65,720	104,135
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	57,012
Security	Shares	Value
China (continued)
China Minsheng Banking Corp. Ltd., Class A	159,000	$ 90,800
China Minsheng Banking Corp. Ltd., Class H	361,180	146,377
China National Building Material Co. Ltd., Class H	228,000	98,968
China National Nuclear Power Co. Ltd., Class A	127,500	202,046
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	22,529
China Oilfield Services Ltd., Class H	182,000	166,964
China Overseas Land & Investment Ltd.	245,500	491,797
China Pacific Insurance Group Co. Ltd., Class A	27,600	151,903
China Pacific Insurance Group Co. Ltd., Class H	220,000	779,037
China Petroleum & Chemical Corp., Class A	186,500	184,023
China Petroleum & Chemical Corp., Class H	1,700,400	1,045,565
China Power International Development Ltd.	424,000	201,286
China Railway Group Ltd., Class A	122,200	113,688
China Railway Group Ltd., Class H	230,000	119,149
China Resources Beer Holdings Co. Ltd.	130,000	556,629
China Resources Gas Group Ltd.	98,200	393,033
China Resources Land Ltd.	207,111	745,042
China Resources Mixc Lifestyle Services Ltd.(b)(c)	55,000	241,877
China Resources Power Holdings Co. Ltd.	120,000	323,492
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,970	148,414
China Ruyi Holdings Ltd.(a)	596,000	172,168
China Shenhua Energy Co. Ltd., Class A	31,800	196,234
China Shenhua Energy Co. Ltd., Class H	217,000	966,462
China State Construction Engineering Corp. Ltd., Class A	145,500	127,108
China State Construction International Holdings Ltd.	188,000	291,803
China Taiping Insurance Holdings Co. Ltd.	72,672	115,585
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	80,413
China Tower Corp. Ltd., Class H(c)	2,650,000	348,199
China United Network Communications Ltd., Class A	225,300	171,291
China Vanke Co. Ltd., Class A(a)	62,901	85,837
China Vanke Co. Ltd., Class H(a)	86,200	81,163
China Yangtze Power Co. Ltd., Class A	103,000	441,738
China Zheshang Bank Co. Ltd., Class A	257,920	107,796
Chongqing Changan Automobile Co. Ltd., Class A	55,510	116,471
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	124,867
Chow Tai Fook Jewellery Group Ltd.(b)	165,800	183,848
CITIC Ltd.	500,000	581,204
CITIC Securities Co. Ltd., Class A	96,215	368,432
CITIC Securities Co. Ltd., Class H	47,950	124,779
CMOC Group Ltd., Class A	169,700	207,310
CMOC Group Ltd., Class H	213,000	205,623
Contemporary Amperex Technology Co. Ltd., Class A	21,600	760,123
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	27,833
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	170,000	205,844
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	156,312
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	299,683
Country Garden Holdings Co. Ltd.(a)(b)(d)	22,000	708
CRRC Corp. Ltd., Class A	246,400	284,947
CRRC Corp. Ltd., Class H	309,000	201,121
CSC Financial Co. Ltd., Class A	17,500	66,111
CSPC Pharmaceutical Group Ltd.	664,400	508,808
Daqin Railway Co. Ltd., Class A	53,300	51,954
East Money Information Co. Ltd., Class A	86,250	246,014
Ecovacs Robotics Co. Ltd., Class A	1,800	13,053
ENN Energy Holdings Ltd.	65,300	490,544
Eve Energy Co. Ltd., Class A	4,600	31,650
Everbright Securities Co. Ltd., Class A	28,900	78,472
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Far East Horizon Ltd.	141,000	$ 103,204
Flat Glass Group Co. Ltd., Class A	18,000	51,464
Focus Media Information Technology Co. Ltd., Class A	37,300	37,294
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	193,688
Fosun International Ltd.	131,500	83,704
Founder Securities Co. Ltd., Class A	33,200	43,876
Foxconn Industrial Internet Co. Ltd., Class A	53,400	190,511
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	107,982
Fuyao Glass Industry Group Co. Ltd., Class H(c)	38,800	260,785
Ganfeng Lithium Group Co. Ltd., Class A	10,780	52,306
GCL Technology Holdings Ltd.(a)	1,278,000	228,084
GD Power Development Co. Ltd., Class A	235,600	183,065
Geely Automobile Holdings Ltd.	403,000	618,201
Genscript Biotech Corp.(a)	68,000	120,457
GF Securities Co. Ltd., Class A	12,900	30,525
Giant Biogene Holding Co. Ltd.(c)	35,000	226,446
GigaDevice Semiconductor, Inc., Class A(a)	980	12,273
Ginlong Technologies Co. Ltd., Class A	4,800	56,338
GoerTek, Inc., Class A	17,700	56,952
Goldwind Science & Technology Co. Ltd., Class A	64,400	91,266
Gotion High-tech Co. Ltd., Class A	16,100	52,771
Great Wall Motor Co. Ltd., Class A	13,605	58,149
Great Wall Motor Co. Ltd., Class H	156,000	286,520
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	61,751
Guangdong Haid Group Co. Ltd., Class A	10,700	72,810
Guangdong Investment Ltd.	164,000	109,548
Guangzhou Automobile Group Co. Ltd., Class A	19,900	24,846
Guangzhou Automobile Group Co. Ltd., Class H	176,400	68,667
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	18,768
Guosen Securities Co. Ltd., Class A	25,900	43,471
Guotai Junan Securities Co. Ltd., Class A	55,544	116,530
H World Group Ltd., ADR(b)	17,158	638,278
Haidilao International Holding Ltd.(c)	162,000	387,706
Haier Smart Home Co. Ltd., Class A	41,800	189,198
Haier Smart Home Co. Ltd., Class H	151,400	593,043
Haitian International Holdings Ltd.	51,000	162,743
Haitong Securities Co. Ltd., Class A	45,000	56,324
Haitong Securities Co. Ltd., Class H	173,200	80,813
Hangzhou First Applied Material Co. Ltd., Class A	30,458	76,056
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	15,700	50,257
Hansoh Pharmaceutical Group Co. Ltd.(c)	136,000	363,063
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	56,934
Hengan International Group Co. Ltd.	39,000	133,194
Hengli Petrochemical Co. Ltd., Class A	26,600	59,117
Hisense Home Appliances Group Co. Ltd., Class H	37,000	136,269
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	124,556
Hua Hong Semiconductor Ltd.(c)	32,000	85,324
Huadian Power International Corp. Ltd., Class A	158,200	134,662
Huadong Medicine Co. Ltd., Class A	2,500	12,359
Huaibei Mining Holdings Co. Ltd., Class A	1,400	3,579
Hualan Biological Engineering, Inc., Class A	10,800	27,426
Huaneng Power International, Inc., Class A	97,400	106,511
Huaneng Power International, Inc., Class H	438,000	267,447
Huatai Securities Co. Ltd., Class A	31,600	78,366
Huatai Securities Co. Ltd., Class H(c)	84,000	134,258
Huaxia Bank Co. Ltd., Class A	132,899	140,435
Huayu Automotive Systems Co. Ltd., Class A	8,300	21,068
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	118,060
Hunan Valin Steel Co. Ltd., Class A	25,800	17,129
Hygon Information Technology Co. Ltd., Class A	17,520	256,537
Security	Shares	Value
China (continued)
Iflytek Co. Ltd., Class A	8,600	$ 54,323
Imeik Technology Development Co. Ltd., Class A	1,960	65,347
Industrial & Commercial Bank of China Ltd., Class A	376,600	330,164
Industrial & Commercial Bank of China Ltd., Class H	4,645,000	2,737,147
Industrial Bank Co. Ltd., Class A	73,700	201,060
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	191,700	46,977
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	79,847
Inner Mongolia Yitai Coal Co. Ltd., Class B	111,194	237,184
Innovent Biologics, Inc.(a)(c)	95,500	572,751
iQIYI, Inc., ADR(a)	14,066	40,229
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	112,010
JA Solar Technology Co. Ltd., Class A	18,424	35,311
JD Health International, Inc.(a)(c)	69,600	303,878
JD Logistics, Inc.(a)(c)	116,400	204,924
JD.com, Inc., Class A	172,496	3,459,902
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	57,167
Jiangsu Expressway Co. Ltd., Class H	158,000	159,614
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	58,942
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	286,866
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	72,835
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	98,741
Jiangxi Copper Co. Ltd., Class H	68,000	136,610
Jinko Solar Co. Ltd., Class A	92,005	115,287
Kanzhun Ltd., ADR(b)	17,616	305,814
KE Holdings, Inc., ADR(b)	43,487	865,826
Kingdee International Software Group Co. Ltd.(a)	242,000	272,916
Kingsoft Corp. Ltd.	94,000	352,270
Kuaishou Technology(a)(c)	165,800	1,139,257
Kunlun Energy Co. Ltd.	268,000	275,389
Kunlun Tech Co. Ltd., Class A	21,600	114,673
Kweichow Moutai Co. Ltd., Class A	5,416	1,328,942
Lenovo Group Ltd.	570,000	764,105
Lens Technology Co. Ltd., Class A	12,300	35,702
Li Auto, Inc., Class A(a)	83,446	1,073,027
Li Ning Co. Ltd.	183,500	451,143
Lingyi iTech Guangdong Co., Class A	7,000	7,476
Longfor Group Holdings Ltd.(c)	91,500	172,417
LONGi Green Energy Technology Co. Ltd., Class A	27,216	67,557
Luxshare Precision Industry Co. Ltd., Class A	53,629	329,698
Luzhou Laojiao Co. Ltd., Class A	6,300	132,197
Mango Excellent Media Co. Ltd., Class A	11,800	43,830
Maxscend Microelectronics Co. Ltd., Class A	3,744	49,256
Meituan, Class B(a)(c)	344,630	7,318,347
Metallurgical Corp. of China Ltd., Class A	138,300	65,324
Midea Group Co. Ltd., Class A	24,300	262,191
MINISO Group Holding Ltd.	34,528	153,821
MMG Ltd.(a)	656,000	227,825
Montage Technology Co. Ltd., Class A	11,000	104,217
Muyuan Foods Co. Ltd., Class A(a)	19,046	124,647
NARI Technology Co. Ltd., Class A	26,265	102,562
NAURA Technology Group Co. Ltd., Class A	4,500	234,013
NetEase, Inc.	134,225	2,507,284
New China Life Insurance Co. Ltd., Class A	7,700	50,077
New China Life Insurance Co. Ltd., Class H	66,500	205,449
New Hope Liuhe Co. Ltd., Class A(a)	12,700	18,784
New Oriental Education & Technology Group, Inc.	103,920	793,082
Ninestar Corp., Class A(a)	18,700	80,089
Ningbo Tuopu Group Co. Ltd., Class A	1,885	12,234
NIO, Inc., Class A(a)	91,734	618,119
Nongfu Spring Co. Ltd., Class H(b)(c)	109,400	471,192
Orient Securities Co. Ltd./China, Class A	34,368	53,973

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
PDD Holdings, Inc., ADR(a)(b)	48,353	$ 6,518,468
People’s Insurance Co. Group of China Ltd., Class H	496,000	234,999
PetroChina Co. Ltd., Class H	1,462,000	1,179,354
PICC Property & Casualty Co. Ltd., Class H	520,298	770,179
Ping An Bank Co. Ltd., Class A	69,600	120,064
Ping An Insurance Group Co. of China Ltd., Class A	60,600	488,365
Ping An Insurance Group Co. of China Ltd., Class H	459,500	2,885,443
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	66,304
Pop Mart International Group Ltd.(c)	41,400	279,741
Postal Savings Bank of China Co. Ltd., Class A	132,700	98,972
Postal Savings Bank of China Co. Ltd., Class H(c)	471,000	278,375
Prosus NV	98,348	4,298,028
Qifu Technology, Inc., ADR	8,888	264,951
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	33,700	88,537
Rongsheng Petrochemical Co. Ltd., Class A	35,850	52,568
SAIC Motor Corp. Ltd., Class A	30,300	62,873
Sanan Optoelectronics Co. Ltd., Class A	74,900	132,222
SDIC Power Holdings Co. Ltd., Class A	97,527	235,927
Seres Group Co. Ltd., Class A(a)	5,600	71,499
SF Holding Co. Ltd., Class A	15,900	100,799
SG Micro Corp., Class A	4,875	65,778
Shaanxi Coal Industry Co. Ltd., Class A	35,600	138,592
Shandong Gold Mining Co. Ltd., Class A	29,204	121,755
Shandong Gold Mining Co. Ltd., Class H(c)	74,750	166,773
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	19,686
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	31,876
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	108,730
Shanghai Baosight Software Co. Ltd., Class A	32,095	150,254
Shanghai Baosight Software Co. Ltd., Class B	89,482	152,809
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	41,568
Shanghai International Airport Co. Ltd., Class A	11,200	61,049
Shanghai M&G Stationery, Inc., Class A	3,500	17,526
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	100,456
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	135,744
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	28,794
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	165,730
Shanxi Coal International Energy Group Co. Ltd., Class A	1,000	1,985
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	94,236
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	172,203
Shengyi Technology Co. Ltd., Class A	17,700	52,437
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	103,573
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	86,035
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	177,557
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	112,638
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	135,612
Shenzhou International Group Holdings Ltd.	65,400	578,983
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	27,500	70,282
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	44,927
Silergy Corp.	25,000	368,175
Sinopharm Group Co. Ltd., Class H	79,600	210,004
Sinotruk Hong Kong Ltd.	65,500	196,740
SITC International Holdings Co. Ltd.	78,000	209,223
Security	Shares	Value
China (continued)
Smoore International Holdings Ltd.(c)	96,000	$ 157,755
Sungrow Power Supply Co. Ltd., Class A	16,100	225,559
Sunny Optical Technology Group Co. Ltd.	47,800	345,852
Sunwoda Electronic Co. Ltd., Class A	15,800	48,982
Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	45,595
TAL Education Group, ADR(a)	36,855	436,363
TBEA Co. Ltd., Class A	47,450	98,659
TCL Technology Group Corp., Class A	86,020	55,781
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	33,126
Tencent Holdings Ltd.	457,300	25,428,093
Tencent Music Entertainment Group, ADR(b)	55,715	671,366
Tianqi Lithium Corp., Class A	5,600	27,757
Tingyi Cayman Islands Holding Corp.	118,000	169,290
Tongcheng Travel Holdings Ltd.	66,400	166,741
Tongwei Co. Ltd., Class A	28,200	90,938
Topsports International Holdings Ltd.(c)	81,000	35,280
TravelSky Technology Ltd., Class H	59,000	86,653
Trina Solar Co. Ltd., Class A	13,277	42,283
Trip.com Group Ltd.(a)	36,172	2,176,415
Tsingtao Brewery Co. Ltd., Class H	42,000	325,583
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	60,445
Unisplendour Corp. Ltd., Class A	20,160	68,853
Vipshop Holdings Ltd., ADR(b)	23,920	376,262
Wanhua Chemical Group Co. Ltd., Class A	14,700	189,108
Want Want China Holdings Ltd.	320,000	219,814
Weichai Power Co. Ltd., Class A	33,300	74,781
Weichai Power Co. Ltd., Class H	115,800	211,652
Wens Foodstuffs Group Co. Ltd., Class A	20,160	57,596
Wharf Holdings Ltd.	73,000	207,283
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	83,856
Wilmar International Ltd.	143,800	372,961
Wingtech Technology Co. Ltd., Class A	4,238	19,628
Wuliangye Yibin Co. Ltd., Class A	20,800	476,553
WuXi AppTec Co. Ltd., Class A	22,936	168,997
WuXi AppTec Co. Ltd., Class H(c)	17,841	123,290
Wuxi Biologics Cayman, Inc.(a)(c)	262,000	579,242
Xiaomi Corp., Class B(a)(c)	1,064,600	2,998,651
Xinyi Solar Holdings Ltd.	430,000	228,371
XPeng, Inc., Class A(a)	110,634	682,685
Yadea Group Holdings Ltd.(c)	68,000	119,994
Yankuang Energy Group Co. Ltd., Class A	56,355	133,776
Yankuang Energy Group Co. Ltd., Class H	198,900	279,997
Yealink Network Technology Corp. Ltd., Class A	4,700	28,127
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	60,700
Yonyou Network Technology Co. Ltd., Class A(a)	7,800	12,694
Yum China Holdings, Inc.	29,526	1,329,260
Yunnan Baiyao Group Co. Ltd., Class A	12,460	107,700
Yunnan Energy New Material Co. Ltd., Class A	2,300	11,079
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	58,465
Zhaojin Mining Industry Co. Ltd., Class H	54,500	95,795
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	28,720
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	129,902
Zhejiang Expressway Co. Ltd., Class H	74,520	51,898
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	15,654
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	65,091
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	35,000	147,536
Zhejiang NHU Co. Ltd., Class A	11,060	35,323
Zhejiang Zheneng Electric Power Co. Ltd., Class A	238,200	227,605
Zheshang Securities Co. Ltd., Class A	44,700	91,016
Zhongji Innolight Co. Ltd., Class A	3,920	86,708
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhongsheng Group Holdings Ltd.	101,500	$ 184,240
Zhongtai Securities Co. Ltd., Class A	42,200	43,769
Zhuzhou CRRC Times Electric Co. Ltd., Class A	25,077	188,883
Zijin Mining Group Co. Ltd., Class A	87,700	223,182
Zijin Mining Group Co. Ltd., Class H	400,000	893,059
ZTE Corp., Class H	14,400	36,900
ZTO Express Cayman, Inc.	33,432	835,244
		162,773,783
Colombia — 0.0%
Bancolombia SA	18,186	156,694
Interconexion Electrica SA ESP	24,518	99,563
		256,257
Czech Republic — 0.0%
CEZ A/S	10,279	399,593
Moneta Money Bank A/S(c)	25,594	125,655
		525,248
Denmark — 2.1%
AP Moller - Maersk A/S, Class A	185	299,831
AP Moller - Maersk A/S, Class B	360	605,802
Carlsberg A/S, Class B	7,148	851,159
Coloplast A/S, Class B	8,494	1,107,155
Danske Bank A/S	49,532	1,489,859
Demant A/S(a)	6,675	259,866
DSV A/S	11,774	2,423,207
Genmab A/S(a)	4,528	1,097,740
Novo Nordisk A/S, Class B	225,368	26,731,241
Novonesis (Novozymes) B, Class B	24,408	1,757,264
Orsted A/S(a)(c)	13,110	868,306
Pandora A/S	4,978	820,464
ROCKWOOL A/S, B Shares	769	361,011
Tryg A/S	27,548	653,295
Vestas Wind Systems A/S(a)	69,247	1,523,689
Zealand Pharma A/S(a)	4,183	508,952
		41,358,841
Egypt — 0.0%
Commercial International Bank - Egypt	161,693	282,996
Finland — 0.7%
Elisa OYJ	8,638	457,939
Fortum OYJ	28,402	467,363
Kesko OYJ, Class B	19,320	412,184
Kone OYJ, Class B	23,937	1,431,947
Metso OYJ	40,770	435,929
Neste OYJ	29,728	577,557
Nokia OYJ	375,535	1,639,649
Nordea Bank Abp	213,157	2,516,367
Orion OYJ, Class B	8,311	455,391
Sampo OYJ, A Shares	35,560	1,658,531
Stora Enso OYJ, Class R	45,310	579,699
UPM-Kymmene OYJ	37,730	1,262,989
Wartsila OYJ Abp	39,725	888,913
		12,784,458
France — 6.0%
Accor SA	12,383	538,287
Aeroports de Paris SA	1,891	242,856
Air Liquide SA	40,994	7,916,350
Airbus SE	41,079	6,012,168
Alstom SA(a)	23,982	498,270
Amundi SA(c)	4,353	325,373
Arkema SA	4,993	475,576
Security	Shares	Value
France (continued)
AXA SA	123,505	$ 4,754,550
BioMerieux	3,810	456,626
BNP Paribas SA	72,754	4,992,499
Bollore SE	66,021	440,696
Bouygues SA	12,410	415,377
Bureau Veritas SA	22,002	729,951
Capgemini SE	10,380	2,241,047
Carrefour SA	37,606	641,236
Cie de Saint-Gobain SA	32,610	2,974,112
Cie Generale des Etablissements Michelin SCA	47,437	1,926,572
Covivio SA/France	5,788	352,235
Credit Agricole SA	75,961	1,161,662
Danone SA	45,655	3,325,485
Dassault Aviation SA	1,421	293,419
Dassault Systemes SE	45,841	1,820,840
Edenred SE	17,755	672,481
Eiffage SA	4,993	482,152
Engie SA	125,245	2,165,760
EssilorLuxottica SA	20,350	4,821,407
Eurazeo SE	3,446	283,477
Gecina SA	2,570	295,908
Getlink SE	26,306	469,211
Hermes International SCA	2,166	5,333,457
Ipsen SA	2,349	289,351
Kering SA	4,946	1,423,716
Klepierre SA	18,303	599,715
La Francaise des Jeux SAEM, Class A(c)	6,066	249,613
Legrand SA	19,967	2,300,314
L’Oreal SA	17,043	7,644,409
LVMH Moet Hennessy Louis Vuitton SE	19,077	14,629,683
Orange SA	129,380	1,481,776
Pernod Ricard SA	13,602	2,057,878
Publicis Groupe SA	16,154	1,767,833
Renault SA	12,095	525,804
Rexel SA	18,153	526,195
Safran SA	24,421	5,746,818
Sartorius Stedim Biotech	2,055	430,273
SEB SA	2,025	231,145
Societe Generale SA	44,187	1,101,106
Sodexo SA	5,562	455,992
Teleperformance SE	4,270	441,733
Thales SA	7,367	1,170,845
TotalEnergies SE	150,893	9,798,279
Unibail-Rodamco-Westfield	8,442	739,373
Veolia Environnement SA	46,788	1,540,414
Vinci SA	34,395	4,020,656
Vivendi SE	61,586	712,439
		116,944,400
Germany — 5.3%
adidas AG, Class N	10,917	2,892,857
Allianz SE, Registered Shares	27,201	8,946,924
BASF SE	61,544	3,262,007
Bayer AG, Class N, Registered Shares	70,135	2,372,786
Bayerische Motoren Werke AG	22,278	1,970,188
Bechtle AG	4,686	209,614
Beiersdorf AG	7,169	1,079,076
Brenntag SE, Class N	10,268	766,429
Carl Zeiss Meditec AG	1,572	124,713
Commerzbank AG	67,295	1,241,219
Continental AG	8,828	572,088
Covestro AG(a)(c)	14,481	902,463
CTS Eventim AG & Co. KGaA	3,213	334,555

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Daimler Truck Holding AG	32,822	$ 1,232,379
Deutsche Bank AG, Class N, Registered Shares	130,683	2,262,340
Deutsche Boerse AG, Class N	12,956	3,041,661
Deutsche Lufthansa AG, Registered Shares	50,408	369,208
Deutsche Post AG, Class N, Registered Shares	72,005	3,211,902
Deutsche Telekom AG, Class N, Registered Shares	247,403	7,266,035
E.ON SE, Class N	153,954	2,292,673
Evonik Industries AG	19,556	457,793
Fresenius Medical Care AG	13,963	593,311
Fresenius SE & Co. KGaA(a)	27,614	1,053,493
GEA Group AG	13,455	659,921
Hannover Rueck SE, Class N	3,772	1,076,752
Heidelberg Materials AG	9,223	1,004,751
Henkel AG & Co. KGaA	6,859	583,099
Infineon Technologies AG, Class N	92,117	3,234,034
Knorr-Bremse AG	4,878	434,653
LEG Immobilien SE	4,076	426,731
Mercedes-Benz Group AG, Class N	52,080	3,374,739
Merck KGaA	8,922	1,575,006
MTU Aero Engines AG, Class N	3,908	1,221,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	9,633	5,308,208
Nemetschek SE	4,384	455,672
Puma SE	5,695	238,142
Rational AG	242	247,069
Rheinmetall AG	3,033	1,648,816
RWE AG	43,131	1,571,383
SAP SE	73,378	16,783,933
Scout24 SE(c)	4,929	424,376
Siemens AG, Class N, Registered Shares	53,090	10,740,524
Siemens Energy AG(a)	42,730	1,577,585
Siemens Healthineers AG(c)	20,672	1,241,574
Symrise AG	9,294	1,286,191
Talanx AG(a)	3,456	291,323
Vonovia SE	52,449	1,914,731
Zalando SE(a)(c)	13,253	438,037
		104,214,322
Greece — 0.1%
Alpha Services and Holdings SA, Class R	210,261	365,114
Eurobank Ergasias Services and Holdings SA, Class R	193,068	442,206
FF Group, Class R(a)(d)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	220,353
JUMBO SA, Class R	6,337	181,504
Metlen Energy & Metals SA, Class R	6,420	252,424
National Bank of Greece SA	57,398	490,671
OPAP SA, Class R	11,603	206,137
Piraeus Financial Holdings SA	75,432	321,137
Public Power Corp. SA, Class R	12,105	162,253
		2,641,799
Hong Kong — 1.2%
AIA Group Ltd.	781,200	6,822,108
China Common Rich Renewable Energy Investments Ltd.(a)(d)	11,997	—
CK Asset Holdings Ltd.	154,508	672,664
CK Infrastructure Holdings Ltd.	41,500	282,322
CLP Holdings Ltd.	114,500	1,001,006
Futu Holdings Ltd., ADR(a)	3,293	314,975
Hang Seng Bank Ltd.	58,800	731,599
Henderson Land Development Co. Ltd.	97,800	309,708
HKT Trust & HKT Ltd., Class SS	222,900	284,898
Security	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	693,176	$ 566,174
Hong Kong Exchanges & Clearing Ltd.	85,394	3,488,375
Hongkong Land Holdings Ltd.	77,800	285,867
Jardine Matheson Holdings Ltd.	12,800	499,968
Link REIT	181,040	902,531
MTR Corp. Ltd.	92,500	345,782
Orient Overseas International Ltd.	10,000	140,732
Power Assets Holdings Ltd.	80,000	509,957
Prudential PLC	187,896	1,743,157
Sino Biopharmaceutical Ltd.	643,750	303,712
Sino Land Co. Ltd.	240,800	262,975
Sun Hung Kai Properties Ltd.	108,500	1,175,581
Swire Pacific Ltd., Class A	25,000	213,183
Techtronic Industries Co., Ltd.	96,000	1,433,129
WH Group Ltd.(c)	531,000	418,215
Wharf Real Estate Investment Co. Ltd.	142,000	495,911
		23,204,529
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	224,845
OTP Bank Nyrt	16,006	837,199
Richter Gedeon Nyrt	11,885	365,959
		1,428,003
India — 5.8%
ABB India Ltd.	3,740	359,440
Adani Enterprises Ltd.	11,316	422,942
Adani Green Energy Ltd.(a)	21,519	488,018
Adani Ports & Special Economic Zone Ltd.	36,650	632,872
Adani Power Ltd.(a)	53,423	418,064
Ambuja Cements Ltd.	50,659	382,031
APL Apollo Tubes Ltd.	11,490	216,889
Apollo Hospitals Enterprise Ltd.	6,681	574,194
Ashok Leyland Ltd.	97,951	274,846
Asian Paints Ltd.	27,524	1,094,273
Astral Ltd.	8,065	191,623
AU Small Finance Bank Ltd.(c)	16,688	147,133
Aurobindo Pharma Ltd.	26,805	466,939
Avenue Supermarts Ltd.(a)(c)	10,792	656,232
Axis Bank Ltd.	163,062	2,397,328
Bajaj Auto Ltd.	4,359	641,738
Bajaj Finance Ltd.	18,568	1,705,990
Bajaj Finserv Ltd.	33,083	779,195
Bajaj Holdings & Investment Ltd.	2,040	255,692
Balkrishna Industries Ltd.	5,542	201,679
Bank of Baroda	88,968	262,995
Bharat Electronics Ltd.	265,878	905,908
Bharat Forge Ltd.	17,188	310,533
Bharat Heavy Electricals Ltd.	31,840	105,965
Bharat Petroleum Corp. Ltd.	106,654	469,995
Bharti Airtel Ltd.	175,645	3,580,777
Bosch Ltd., Class A	545	245,108
Britannia Industries Ltd.	7,972	603,245
Canara Bank	134,087	178,293
CG Power & Industrial Solutions Ltd.	37,552	339,865
Cholamandalam Investment and Finance Co. Ltd.	26,140	501,753
Cipla Ltd.	34,393	679,524
Coal India Ltd.	126,514	768,808
Colgate-Palmolive India Ltd.	10,402	472,053
Container Corp. Of India Ltd.	13,131	143,716
Cummins India Ltd.	9,248	420,466
Dabur India Ltd.	37,975	283,042
Divi’s Laboratories Ltd.	10,308	669,664
Dixon Technologies India Ltd.	2,278	374,820
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
DLF Ltd.	56,980	$ 607,990
Dr Reddy’s Laboratories Ltd.	3,124	251,476
Dr Reddy’s Laboratories Ltd., ADR	4,517	358,876
Eicher Motors Ltd.	6,708	402,323
GAIL India Ltd.	154,499	442,906
GMR Airports Infrastructure Ltd.(a)	180,419	202,535
Godrej Consumer Products Ltd.	26,503	439,942
Godrej Properties Ltd., Class A(a)	7,174	270,558
Grasim Industries Ltd.	15,713	523,774
Havells India Ltd.	16,163	388,125
HCL Technologies Ltd.	74,053	1,586,226
HDFC Asset Management Co. Ltd.(c)	5,697	292,125
HDFC Bank Ltd.	302,097	6,221,484
HDFC Life Insurance Co. Ltd.(c)	77,857	667,168
Hero MotoCorp Ltd.	7,430	506,641
Hindalco Industries Ltd.	84,258	761,597
Hindustan Aeronautics Ltd.	13,870	731,889
Hindustan Petroleum Corp. Ltd.	68,706	360,502
Hindustan Unilever Ltd.	63,346	2,235,913
ICICI Bank Ltd.	316,566	4,804,061
ICICI Bank Ltd., ADR	22,806	680,759
ICICI Lombard General Insurance Co. Ltd.(c)	21,715	564,262
ICICI Prudential Life Insurance Co. Ltd.(c)	21,486	199,855
IDFC First Bank Ltd.(a)	216,699	192,278
Indian Hotels Co. Ltd.	78,361	640,396
Indian Oil Corp. Ltd.	207,277	445,466
Indian Railway Catering & Tourism Corp. Ltd.	14,747	163,353
Indus Towers Ltd.(a)	67,779	317,553
IndusInd Bank Ltd.	19,854	342,738
Info Edge India Ltd.	4,063	392,571
Infosys Ltd.	135,340	3,023,055
Infosys Ltd., ADR(b)	97,713	2,176,069
InterGlobe Aviation Ltd.(a)(c)	11,623	662,985
ITC Ltd.	214,969	1,328,594
Jindal Stainless Ltd.	24,364	229,840
Jindal Steel & Power Ltd.	22,828	282,705
Jio Financial Services Ltd.(a)	204,674	854,739
JSW Energy Ltd., Class A	31,033	271,221
JSW Steel Ltd.	51,484	632,107
Jubilant Foodworks Ltd.	20,145	163,864
Kotak Mahindra Bank Ltd.	77,589	1,715,073
Larsen & Toubro Ltd.	29,141	1,277,934
Larsen & Toubro Ltd., GDR(e)	18,237	809,723
LTIMindtree Ltd.(c)	5,587	416,225
Lupin Ltd.	21,646	565,979
Macrotech Developers Ltd.	16,648	245,137
Mahindra & Mahindra Ltd.	38,522	1,421,788
Mahindra & Mahindra Ltd., GDR	27,036	989,518
Mankind Pharma Ltd.(a)	10,660	320,867
Marico Ltd.	30,883	256,162
Maruti Suzuki India Ltd.	9,581	1,512,832
Max Healthcare Institute Ltd.	56,163	659,688
Mphasis Ltd.	4,649	166,690
MRF Ltd.	166	274,276
Muthoot Finance Ltd.	8,240	199,796
Nestle India Ltd.	26,000	834,698
NHPC Ltd.	250,552	283,292
NMDC Ltd.	73,226	214,036
NTPC Ltd.	286,916	1,513,889
Oil & Natural Gas Corp. Ltd.	214,153	761,967
Oil India Ltd.	34,239	237,168
Oracle Financial Services Software Ltd.	1,521	207,713
Security	Shares	Value
India (continued)
Page Industries Ltd.	367	$ 187,879
PB Fintech Ltd.(a)	23,950	461,641
Persistent Systems Ltd.	6,906	448,991
Petronet LNG Ltd.	71,896	293,314
Phoenix Mills Ltd.	18,790	413,362
PI Industries Ltd.	5,213	289,655
Pidilite Industries Ltd.	9,792	392,927
Polycab India Ltd.	3,105	257,682
Power Finance Corp. Ltd.	104,437	608,837
Power Grid Corp. of India Ltd.	303,986	1,282,086
Prestige Estates Projects Ltd.	8,553	188,056
Punjab National Bank	158,066	201,975
Rail Vikas Nigam Ltd.	34,917	221,621
REC Ltd.	98,207	650,138
Reliance Industries Ltd.	210,048	7,390,107
Samvardhana Motherson International Ltd.	243,605	613,733
SBI Cards & Payment Services Ltd.	14,099	130,200
SBI Life Insurance Co. Ltd.(c)	34,920	766,901
Shree Cement Ltd.	685	215,068
Shriram Finance Ltd.	20,162	862,069
Siemens Ltd.	6,352	549,059
Solar Industries India Ltd.	1,797	247,095
Sona Blw Precision Forgings Ltd.(c)	24,858	220,336
SRF Ltd.	13,002	387,688
State Bank of India	71,667	672,883
State Bank of India, GDR(e)	5,712	531,787
Sun Pharmaceutical Industries Ltd.	70,980	1,631,861
Sundaram Finance Ltd.	6,290	394,965
Supreme Industries Ltd.	4,238	269,156
Suzlon Energy Ltd.(a)	569,196	543,140
Tata Communications Ltd.	7,962	202,785
Tata Consultancy Services Ltd.	63,155	3,215,756
Tata Consumer Products Ltd.	37,487	535,113
Tata Elxsi Ltd.	2,653	244,401
Tata Motors Ltd.	138,233	1,605,615
Tata Power Co. Ltd.	100,161	575,923
Tata Steel Ltd.	515,385	1,037,343
Tech Mahindra Ltd.	35,194	662,701
Thermax Ltd.	4,054	246,215
Titan Co. Ltd.	26,130	1,191,673
Torrent Pharmaceuticals Ltd.	5,320	215,533
Torrent Power Ltd.	14,244	319,019
Trent Ltd.	12,323	1,114,882
Tube Investments of India Ltd.	9,506	492,047
TVS Motor Co. Ltd.	13,796	467,462
UltraTech Cement Ltd.	7,918	1,114,884
Union Bank of India Ltd.	102,556	150,148
United Spirits Ltd.	18,510	351,048
UPL Ltd.	25,764	188,262
Varun Beverages Ltd.	72,395	523,776
Vedanta Ltd.	102,498	626,366
Vodafone Idea Ltd.(a)	1,233,062	152,366
Wipro Ltd.	62,589	404,127
Wipro Ltd., ADR(b)	13,184	85,432
Yes Bank Ltd.(a)	1,388,775	373,151
Zomato Ltd.(a)	465,221	1,514,234
Zydus Lifesciences Ltd.	12,948	165,091
		113,228,185
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	1,157,300	291,309
Amman Mineral Internasional PT(a)	454,300	278,671
Astra International Tbk PT	1,374,600	457,829

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Bank Central Asia Tbk PT	4,134,500	$ 2,819,598
Bank Mandiri Persero Tbk PT	2,777,300	1,277,545
Bank Negara Indonesia Persero Tbk PT	1,309,600	462,444
Bank Rakyat Indonesia Persero Tbk PT	4,138,928	1,353,687
Barito Pacific Tbk PT	2,862,482	198,040
Chandra Asri Pacific Tbk PT	651,138	364,491
Charoen Pokphand Indonesia Tbk PT	775,200	240,650
GoTo Gojek Tokopedia Tbk PT(a)	62,688,200	273,135
Indah Kiat Pulp & Paper Tbk PT	126,800	72,355
Indofood CBP Sukses Makmur Tbk PT	165,500	134,728
Indofood Sukses Makmur Tbk PT	261,000	121,536
Kalbe Farma Tbk PT	972,700	110,826
Merdeka Copper Gold Tbk. PT(a)	1,022,478	182,250
Sumber Alfaria Trijaya Tbk PT	1,732,600	361,626
Telkom Indonesia Persero Tbk PT	3,529,600	698,910
Unilever Indonesia Tbk PT	379,100	55,187
United Tractors Tbk PT	81,100	145,659
		9,900,476
Ireland — 0.3%
AerCap Holdings NV	14,260	1,350,707
AIB Group PLC	124,356	712,350
Bank of Ireland Group PLC	65,800	734,822
Kerry Group PLC, Class A	11,253	1,166,128
Kingspan Group PLC	11,659	1,093,487
		5,057,494
Israel — 0.4%
Azrieli Group Ltd.	4,108	286,474
Bank Hapoalim BM	81,986	821,754
Bank Leumi Le-Israel BM	106,802	1,045,904
Check Point Software Technologies Ltd.(a)	6,029	1,162,451
Elbit Systems Ltd.	2,246	446,948
Global-e Online Ltd.(a)(b)	6,028	231,716
ICL Group Ltd.	53,347	227,065
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	75,679	423,993
Mizrahi Tefahot Bank Ltd.	11,322	442,494
Nice Ltd.(a)	3,526	613,033
Teva Pharmaceutical Industries Ltd., ADR(a)	82,999	1,495,642
Wix.com Ltd.(a)	3,589	599,973
		7,797,449
Italy — 1.6%
Amplifon SpA	11,971	344,532
Banco BPM SpA	83,703	565,534
Coca-Cola HBC AG, Class DI	15,096	538,206
Davide Campari-Milano NV	43,169	365,925
DiaSorin SpA	2,093	244,727
Enel SpA	557,650	4,454,395
Eni SpA	153,460	2,335,282
Ferrari NV	8,857	4,150,396
FinecoBank Banca Fineco SpA	46,692	801,325
Generali	69,703	2,017,391
Infrastrutture Wireless Italiane SpA(c)	18,163	223,394
Intesa Sanpaolo SpA	1,032,807	4,421,131
Leonardo SpA	14,553	325,715
Mediobanca Banca di Credito Finanziario SpA	36,189	618,339
Moncler SpA	15,836	1,006,800
Nexi SpA(a)(c)	40,392	274,431
Poste Italiane SpA(c)	30,940	434,494
Prysmian SpA	20,381	1,482,891
Recordati Industria Chimica e Farmaceutica SpA	6,659	376,808
Security	Shares	Value
Italy (continued)
Snam SpA	147,765	$ 752,677
Telecom Italia SpA/Milano(a)	791,287	220,001
Terna - Rete Elettrica Nazionale	104,961	945,366
UniCredit SpA	103,948	4,563,483
		31,463,243
Japan — 14.1%
Advantest Corp.	54,400	2,558,499
Aeon Co. Ltd.(b)	47,800	1,298,262
AGC, Inc.	15,800	512,713
Aisin Corp.	25,800	286,679
Ajinomoto Co., Inc.(b)	32,600	1,261,682
Asahi Group Holdings Ltd.	117,000	1,533,514
Asahi Kasei Corp.	98,300	745,250
Asics Corp.	49,600	1,042,003
Astellas Pharma, Inc.	126,000	1,456,228
Bandai Namco Holdings, Inc.(b)	39,900	910,445
Bridgestone Corp.	39,700	1,533,129
Brother Industries Ltd.	16,500	323,605
Canon, Inc.	66,000	2,173,728
Capcom Co. Ltd.	25,200	587,768
Central Japan Railway Co.	61,000	1,408,494
Chiba Bank Ltd.	31,500	256,042
Chubu Electric Power Co., Inc.(b)	54,200	636,967
Chugai Pharmaceutical Co. Ltd.	49,100	2,379,931
Concordia Financial Group Ltd.	83,800	467,768
Dai Nippon Printing Co. Ltd.	17,600	314,252
Daifuku Co. Ltd.	26,300	509,110
Dai-ichi Life Holdings, Inc.	66,000	1,712,526
Daiichi Sankyo Co. Ltd.	130,500	4,310,719
Daikin Industries Ltd.	18,100	2,540,534
Daito Trust Construction Co. Ltd.	3,400	414,140
Daiwa House Industry Co. Ltd.	40,700	1,281,072
Daiwa Securities Group, Inc.	96,500	684,442
Denso Corp.	143,200	2,152,494
Dentsu Group, Inc.	13,400	413,013
Disco Corp.	6,600	1,738,623
East Japan Railway Co.(b)	64,200	1,274,112
Eisai Co. Ltd.	17,800	663,494
ENEOS Holdings, Inc.	183,800	1,006,335
FANUC Corp.	65,700	1,929,636
Fast Retailing Co. Ltd.(b)	12,600	4,180,644
Fuji Electric Co. Ltd.	9,100	551,398
FUJIFILM Holdings Corp.	76,600	1,982,938
Fujitsu Ltd.	123,000	2,528,807
Hamamatsu Photonics KK(b)	17,200	224,429
Hankyu Hanshin Holdings, Inc.	16,100	497,354
Hikari Tsushin, Inc.	1,100	244,991
Hitachi Ltd.	324,200	8,596,917
Honda Motor Co. Ltd.	294,100	3,139,912
Hoshizaki Corp.	4,900	170,647
Hoya Corp.	24,600	3,407,187
Hulic Co. Ltd.	24,000	244,308
Ibiden Co. Ltd.(b)	7,000	216,349
Idemitsu Kosan Co. Ltd.	83,745	607,263
Inpex Corp.	65,300	884,082
Isuzu Motors Ltd.	35,400	482,685
ITOCHU Corp.	83,000	4,473,289
Japan Airlines Co. Ltd.	8,200	143,415
Japan Exchange Group, Inc.	77,000	1,000,716
Japan Post Bank Co. Ltd.	107,300	1,007,252
Japan Post Holdings Co. Ltd.	121,600	1,166,040
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Post Insurance Co. Ltd.	10,400	$ 191,008
Japan Real Estate Investment Corp.(b)	91	361,779
Japan Tobacco, Inc.	85,200	2,484,324
JFE Holdings, Inc.	41,300	555,245
Kajima Corp.	34,400	644,766
Kansai Electric Power Co., Inc.	46,500	770,638
Kao Corp.	33,400	1,650,849
Kawasaki Kisen Kaisha Ltd.(b)	32,700	509,777
KDDI Corp.	105,100	3,367,141
Keisei Electric Railway Co. Ltd.	5,700	169,933
Keyence Corp.	13,680	6,556,304
Kikkoman Corp.	43,000	489,191
Kirin Holdings Co. Ltd.	59,300	903,723
Kobe Bussan Co. Ltd.	9,400	293,169
Kokusai Electric Corp.	9,300	209,702
Komatsu Ltd.	59,400	1,662,885
Konami Group Corp.	6,800	693,453
Kubota Corp.	74,500	1,063,743
Kyocera Corp.	90,800	1,061,197
Kyowa Kirin Co. Ltd.	14,600	257,642
Lasertec Corp.	5,400	900,324
LY Corp.	189,200	551,479
M3, Inc.	31,500	315,440
Makita Corp.(b)	16,600	560,774
Marubeni Corp.	97,900	1,617,488
MatsukiyoCocokara & Co.	21,000	345,982
Mazda Motor Corp.(b)	40,800	311,734
McDonald’s Holdings Co. Japan Ltd.(b)	5,600	266,826
MEIJI Holdings Co. Ltd.	18,000	450,223
MINEBEA MITSUMI, Inc.	30,500	602,877
Mitsubishi Chemical Group Corp.	104,100	669,616
Mitsubishi Corp.	236,600	4,916,512
Mitsubishi Electric Corp.	135,400	2,196,315
Mitsubishi Estate Co. Ltd.	79,900	1,261,964
Mitsubishi HC Capital, Inc.	67,300	477,973
Mitsubishi Heavy Industries Ltd.	214,700	3,208,474
Mitsubishi UFJ Financial Group, Inc.(b)	786,000	8,071,113
Mitsui & Co. Ltd.(b)	182,100	4,072,490
Mitsui Chemicals, Inc.	11,000	293,833
Mitsui Fudosan Co. Ltd.	176,700	1,665,018
Mitsui OSK Lines Ltd.(b)	25,900	896,674
Mizuho Financial Group, Inc.	174,840	3,614,088
MonotaRO Co. Ltd.	18,200	303,485
MS&AD Insurance Group Holdings, Inc.	90,900	2,136,530
Murata Manufacturing Co. Ltd.	118,900	2,352,878
NEC Corp.	18,400	1,776,820
Nexon Co. Ltd.	25,000	496,798
NIDEC Corp.	59,800	1,258,974
Nintendo Co. Ltd.	72,700	3,885,914
Nippon Building Fund, Inc.	525	481,071
Nippon Paint Holdings Co. Ltd.	63,100	480,565
Nippon Sanso Holdings Corp.	15,100	554,214
Nippon Steel Corp.(b)	63,047	1,413,017
Nippon Telegraph & Telephone Corp.	1,885,600	1,933,088
Nippon Yusen KK	30,500	1,120,312
Nissan Motor Co. Ltd.(b)	166,500	472,965
Nissin Foods Holdings Co. Ltd.	16,200	452,697
Nitori Holdings Co. Ltd.	5,800	863,518
Nitto Denko Corp.	49,000	824,585
Nomura Holdings, Inc.	216,600	1,130,432
Nomura Real Estate Holdings, Inc.	7,100	191,296
Nomura Research Institute Ltd.	25,543	947,943
NTT Data Group Corp.	45,700	822,495
Security	Shares	Value
Japan (continued)
Obayashi Corp.	40,600	$ 517,392
Obic Co. Ltd.	20,500	719,226
Olympus Corp.	75,700	1,439,004
Omron Corp.	11,000	502,916
Ono Pharmaceutical Co. Ltd.	27,900	374,511
Oracle Corp. Japan	2,000	206,487
Oriental Land Co. Ltd./Japan	71,000	1,836,583
ORIX Corp.	82,100	1,921,045
Osaka Gas Co. Ltd.	30,000	676,563
Otsuka Corp.	13,400	330,938
Otsuka Holdings Co. Ltd.	26,200	1,488,136
Pan Pacific International Holdings Corp.	32,200	836,679
Panasonic Holdings Corp.	152,800	1,342,310
Rakuten Group, Inc.(a)	90,500	583,943
Recruit Holdings Co. Ltd.	104,700	6,360,775
Renesas Electronics Corp.	111,500	1,618,161
Resona Holdings, Inc.	151,000	1,058,071
Ricoh Co. Ltd.	39,800	431,930
Rohm Co. Ltd.(b)	24,500	276,009
SBI Holdings, Inc.	17,450	403,837
SCREEN Holdings Co. Ltd.	6,000	421,929
SCSK Corp.	12,100	250,883
Secom Co. Ltd.	30,800	1,139,263
Seiko Epson Corp.	22,000	406,970
Sekisui Chemical Co. Ltd.	27,100	423,728
Sekisui House Ltd.	43,200	1,199,478
Seven & i Holdings Co. Ltd.	160,400	2,415,247
SG Holdings Co. Ltd.	18,800	201,637
Shimadzu Corp.	15,000	501,698
Shimano, Inc.	5,200	989,912
Shin-Etsu Chemical Co. Ltd.	127,400	5,324,095
Shionogi & Co. Ltd.	57,600	825,649
Shiseido Co. Ltd.	27,900	758,788
Shizuoka Financial Group, Inc.	35,100	306,152
SMC Corp.	3,800	1,699,438
SoftBank Corp.	1,890,000	2,467,565
SoftBank Group Corp.	72,400	4,294,495
Sompo Holdings, Inc.	67,800	1,528,265
Sony Group Corp.	433,000	8,412,143
Subaru Corp.	44,400	785,486
SUMCO Corp.	20,500	221,727
Sumitomo Corp.	69,900	1,569,678
Sumitomo Electric Industries Ltd.	49,800	808,637
Sumitomo Metal Mining Co. Ltd.	15,500	465,161
Sumitomo Mitsui Financial Group, Inc.	264,900	5,660,015
Sumitomo Mitsui Trust Holdings, Inc.(b)	49,400	1,182,385
Sumitomo Realty & Development Co. Ltd.	17,300	585,614
Suntory Beverage & Food Ltd.	9,900	372,774
Suzuki Motor Corp.	107,600	1,211,564
Sysmex Corp.	38,400	760,080
T&D Holdings, Inc.	34,100	601,210
Taisei Corp.	10,500	461,082
Takeda Pharmaceutical Co. Ltd.	114,076	3,286,938
TDK Corp.	138,500	1,769,245
Terumo Corp.	93,000	1,761,837
TIS, Inc.	14,200	362,479
Toho Co. Ltd.(b)	6,700	271,748
Tokio Marine Holdings, Inc.	133,300	4,915,361
Tokyo Electric Power Co. Holdings, Inc.(a)	118,100	523,781
Tokyo Electron Ltd.	31,300	5,581,905
Tokyo Gas Co. Ltd.	26,300	612,609
Tokyu Corp.	38,700	501,161
TOPPAN Holdings, Inc.	19,500	580,365

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toray Industries, Inc.	83,700	$ 494,316
TOTO Ltd.	6,800	252,943
Toyota Industries Corp.	10,100	783,179
Toyota Motor Corp.(b)	709,530	12,753,100
Toyota Tsusho Corp.	43,800	800,826
Trend Micro, Inc./Japan	10,100	599,691
Unicharm Corp.	28,800	1,037,543
West Japan Railway Co.	34,200	649,505
Yakult Honsha Co. Ltd.	15,600	361,277
Yamaha Motor Co. Ltd.	71,400	643,036
Yaskawa Electric Corp.	19,000	665,122
Yokogawa Electric Corp.	13,300	340,811
Zensho Holdings Co. Ltd.(b)	6,200	343,517
ZOZO, Inc.	11,700	425,056
		274,625,730
Jordan — 0.0%
Hikma Pharmaceuticals PLC	9,731	249,013
Kuwait — 0.2%
Boubyan Bank KSCP	147,570	275,785
Gulf Bank KSCP	143,242	142,354
Kuwait Finance House KSCP	690,251	1,620,450
Mabanee Co. KPSC	66,870	183,298
Mobile Telecommunications Co. KSCP	139,288	216,814
National Bank of Kuwait SAKP	478,805	1,385,648
		3,824,349
Luxembourg — 0.1%
ArcelorMittal SA	26,636	697,453
Eurofins Scientific SE	10,393	658,928
Reinet Investments SCA	7,155	198,298
		1,554,679
Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	795,048
Sands China Ltd.(a)	175,600	442,212
		1,237,260
Malaysia — 0.4%
AMMB Holdings Bhd	172,800	209,640
Axiata Group Bhd	165,600	100,940
CELCOMDIGI Bhd.	305,900	276,241
CIMB Group Holdings Bhd	491,000	960,807
Gamuda Bhd	173,800	339,994
Genting Malaysia Bhd	447,600	262,786
Hong Leong Bank Bhd	38,840	203,355
IHH Healthcare Bhd	133,900	232,503
Inari Amertron Bhd	200,000	140,812
IOI Corp. Bhd	306,000	278,770
Kuala Lumpur Kepong Bhd	46,100	229,181
Malayan Banking Bhd.	372,000	945,589
Malaysia Airports Holdings Bhd	112,400	285,123
Maxis Bhd	144,000	137,971
MISC Bhd	83,600	158,246
MR DIY Group M Bhd(c)	93,800	48,102
Nestle Malaysia Bhd	3,500	88,499
Petronas Chemicals Group Bhd	199,900	273,400
Petronas Gas Bhd	77,800	339,614
PPB Group Bhd	38,320	134,147
Press Metal Aluminium Holdings Bhd	283,300	348,295
Public Bank Bhd	1,009,700	1,116,101
QL Resources Bhd	120,600	136,816
RHB Bank Bhd	82,424	123,528
Security	Shares	Value
Malaysia (continued)
SD Guthrie Bhd.	124,000	$ 143,834
Sime Darby Bhd	159,000	94,804
Telekom Malaysia Bhd	55,900	90,814
Tenaga Nasional Bhd	155,300	544,493
YTL Corp. Bhd.	238,400	145,857
YTL Power International Bhd	204,700	182,602
		8,572,864
Mexico — 0.6%
Alfa SAB de CV, Class A	179,985	147,261
America Movil SAB de CV, Series B	1,208,399	991,145
Arca Continental SAB de CV	33,779	315,831
Banco del Bajio SA(c)	42,608	99,585
Cemex SAB de CV	1,127,457	690,560
Coca-Cola Femsa SAB de CV	33,012	292,229
Fibra Uno Administracion SA de CV	272,247	316,907
Fomento Economico Mexicano SAB de CV	136,449	1,346,888
Gruma SAB de CV, Class B	10,875	201,941
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	166,835
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,531	530,145
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	341,952
Grupo Bimbo SAB de CV, Series A	90,621	311,858
Grupo Carso SAB de CV, Series A1	45,509	281,744
Grupo Comercial Chedraui SA de CV	6,400	48,093
Grupo Financiero Banorte SAB de CV, Class O	186,177	1,319,030
Grupo Financiero Inbursa SAB de CV, Series O(a)	123,656	280,094
Grupo Mexico SAB de CV, Series B	226,079	1,260,370
Industrias Penoles SAB de CV(a)	18,447	244,842
Kimberly-Clark de Mexico SAB de CV, Class A	165,717	267,975
Operadora De Sites Mexicanos SAB de CV, Class A-1	132,504	104,106
Orbia Advance Corp. SAB de CV	123,011	124,385
Promotora y Operadora de Infraestructura SAB de CV	14,276	134,364
Southern Copper Corp.(b)	7,203	833,171
Wal-Mart de Mexico SAB de CV	359,212	1,079,460
		11,730,771
Netherlands — 2.8%
ABN AMRO Bank NV(c)	33,872	612,129
Adyen NV(a)(c)	1,542	2,414,184
Aegon Ltd.	106,840	686,246
Akzo Nobel NV	12,358	872,983
Argenx SE(a)	4,183	2,261,705
ASM International NV	3,275	2,160,711
ASML Holding NV	27,956	23,255,474
ASR Nederland NV	10,665	522,824
BE Semiconductor Industries NV	5,334	680,301
Euronext NV(c)	5,123	556,086
EXOR NV	7,271	779,479
Heineken Holding NV	9,881	746,517
Heineken NV	19,433	1,725,069
IMCD NV	4,175	725,259
ING Groep NV	231,069	4,192,285
JDE Peet’s NV	9,702	202,603
Koninklijke Ahold Delhaize NV	64,934	2,242,887
Koninklijke KPN NV	277,031	1,131,472
Koninklijke Philips NV(a)	57,466	1,884,057
NN Group NV	19,168	956,408
OCI NV	8,374	238,739
Randstad NV	9,010	447,672
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Universal Music Group NV	59,185	$ 1,548,351
Wolters Kluwer NV, Class C	17,708	2,986,837
		53,830,278
New Zealand — 0.2%
Auckland International Airport Ltd.	102,427	486,087
Fisher & Paykel Healthcare Corp. Ltd.	45,252	1,003,062
Mercury NZ Ltd.	41,047	168,605
Meridian Energy Ltd.	71,629	270,057
Spark New Zealand Ltd.	124,489	239,636
Xero Ltd.(a)	10,597	1,095,368
		3,262,815
Norway — 0.3%
Aker BP ASA	17,479	374,103
DNB Bank ASA	57,620	1,181,615
Equinor ASA	60,205	1,523,106
Gjensidige Forsikring ASA	19,855	371,401
Kongsberg Gruppen ASA	6,071	593,012
Mowi ASA	37,325	670,482
Norsk Hydro ASA	89,824	580,264
Orkla ASA	49,277	464,753
Salmar ASA	5,768	302,530
Telenor ASA	41,835	535,180
		6,596,446
Peru — 0.0%
Cia de Minas Buenaventura SAA, ADR	13,118	181,553
Credicorp Ltd.	4,318	781,429
		962,982
Philippines — 0.2%
Ayala Corp.	13,480	161,888
Ayala Land, Inc.	546,400	355,865
Bank of the Philippine Islands	110,452	267,540
BDO Unibank, Inc.	214,488	607,359
International Container Terminal Services, Inc.	71,720	519,747
JG Summit Holdings, Inc.	164,265	81,491
Jollibee Foods Corp.	45,180	216,718
Manila Electric Co.	11,960	93,524
Metropolitan Bank & Trust Co.	96,987	136,383
PLDT, Inc.	6,295	167,112
SM Investments Corp.	20,672	353,209
SM Prime Holdings, Inc.	780,850	449,631
Universal Robina Corp.	97,550	181,064
		3,591,531
Poland — 0.3%
Alior Bank SA	7,634	183,571
Allegro.eu SA(a)(c)	41,050	371,153
Bank Polska Kasa Opieki SA	16,055	612,977
Budimex SA	1,231	191,016
CD Projekt SA	3,685	166,742
Dino Polska SA(a)(b)(c)	3,219	293,298
InPost SA(a)	14,665	276,877
KGHM Polska Miedz SA	13,171	544,647
LPP SA	72	295,122
mBank SA(a)	1,117	179,236
ORLEN SA	43,030	624,574
PGE Polska Grupa Energetyczna SA(a)	80,253	149,997
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	812,064
Security	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	49,153	$ 537,340
Santander Bank Polska SA	2,017	238,345
		5,476,959
Portugal — 0.1%
EDP SA	222,717	1,015,766
Galp Energia SGPS SA, Class B	30,419	569,362
Jeronimo Martins SGPS SA	13,839	271,742
		1,856,870
Qatar — 0.2%
Barwa Real Estate Co.	109,970	86,160
Commercial Bank PSQC	197,122	237,804
Dukhan Bank	164,731	174,448
Industries Qatar QSC	97,136	347,568
Masraf Al Rayan QSC	600,483	407,265
Mesaieed Petrochemical Holding Co.	245,102	109,568
Ooredoo QPSC	63,062	202,767
Qatar Electricity & Water Co. QSC	34,989	151,605
Qatar Fuel QSC	23,217	97,135
Qatar Gas Transport Co. Ltd.	301,965	360,325
Qatar International Islamic Bank QSC	102,600	309,348
Qatar Islamic Bank QPSC	151,384	887,765
Qatar National Bank QPSC	281,484	1,310,646
		4,682,404
Romania — 0.0%
NEPI Rockcastle NV	38,237	322,871
Russia(a)(d) — 0.0%
Alrosa PJSC	189,683	20
Gazprom PJSC	621,256	67
GMK Norilskiy Nickel PAO	358,700	—
Inter RAO UES PJSC	2,890,341	311
LUKOIL PJSC	21,213	2
Mobile TeleSystems PJSC	50,446	5
Moscow Exchange MICEX-RTS PJSC	63,850	7
Novatek PJSC	44,130	5
Novolipetsk Steel PJSC	58,207	6
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC	2,534	—
PhosAgro PJSC, GDR	49	—
PhosAgro PJSC, GDR(e)	1	—
Polyus PJSC	2,382	—
Rosneft Oil Co. PJSC	71,604	8
Sberbank of Russia PJSC	588,148	63
Severstal PAO	10,830	1
Surgutneftegas PJSC	413,786	44
Tatneft PJSC	79,440	9
TCS Group Holding PLC, GDR(e)	6,905	1
United Co. RUSAL International PJSC	172,792	19
VK Co. Ltd., GDR	5,177	1
VTB Bank PJSC	37,302	—
X5 Retail Group NV, GDR	9,876	1
Yandex NV, Class A	16,115	2
		572
Saudi Arabia — 1.1%
ACWA Power Co.	11,012	1,453,393
Ades Holding Co.	44,470	238,647
Advanced Petrochemical Co.(a)	7,524	77,825
Al Rajhi Bank	136,256	3,175,212
Al Rajhi Co. for Co-operative Insurance(a)	2,966	151,916

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Alinma Bank	80,858	$ 615,314
Almarai Co. JSC	14,947	220,039
Arab National Bank	81,450	415,227
Arabian Internet & Communications Services Co.	2,351	176,917
Bank AlBilad	33,973	357,673
Bank Al-Jazira(a)	31,361	143,739
Banque Saudi Fransi	38,664	332,701
Bupa Arabia for Cooperative Insurance Co.	6,760	373,373
Co. for Cooperative Insurance	4,904	193,505
Dallah Healthcare Co.	3,678	157,879
Dar Al Arkan Real Estate Development Co.(a)	26,789	111,477
Dr Sulaiman Al Habib Medical Services Group Co.	6,963	550,521
Elm Co.	1,367	424,385
Etihad Etisalat Co.	28,661	393,309
Jarir Marketing Co.	44,780	157,060
Mobile Telecommunications Co. Saudi Arabia	32,501	94,977
Mouwasat Medical Services Co.	5,276	140,670
Nahdi Medical Co.	3,386	118,806
Power & Water Utility Co. for Jubail & Yanbu	8,132	130,663
Riyad Bank	85,791	570,873
SABIC Agri-Nutrients Co.	17,654	559,411
Sahara International Petrochemical Co.	27,239	213,205
SAL Saudi Logistics Services	1,775	138,751
Saudi Arabian Mining Co.(a)	92,138	1,200,248
Saudi Arabian Oil Co.(c)	282,277	2,041,273
Saudi Aramco Base Oil Co.	1,818	64,363
Saudi Awwal Bank	73,131	676,850
Saudi Basic Industries Corp.	56,428	1,126,635
Saudi Electricity Co.	60,072	267,060
Saudi Industrial Investment Group	31,619	165,235
Saudi Investment Bank	52,885	184,068
Saudi Kayan Petrochemical Co.(a)	43,107	96,602
Saudi National Bank	198,033	1,817,438
Saudi Research & Media Group(a)	2,197	168,746
Saudi Tadawul Group Holding Co.	3,018	182,784
Saudi Telecom Co.	140,245	1,634,321
Savola Group(a)	22,124	159,360
Yanbu National Petrochemical Co.	28,244	321,662
		21,794,113
Singapore — 1.0%
CapitaLand Ascendas REIT	261,551	579,174
CapitaLand Integrated Commercial Trust	382,085	628,026
CapitaLand Investment Ltd./Singapore	169,500	409,812
DBS Group Holdings Ltd.	136,752	4,049,816
Genting Singapore Ltd.	370,000	250,801
Grab Holdings Ltd., Class A(a)(b)	148,651	564,874
Keppel Ltd.(b)	119,900	615,886
Oversea-Chinese Banking Corp. Ltd.	222,949	2,609,834
Sea Ltd., Class A, ADR(a)(b)	27,315	2,575,258
Sembcorp Industries Ltd.	59,600	256,204
Singapore Airlines Ltd.(b)	118,599	626,073
Singapore Exchange Ltd.	60,800	538,733
Singapore Technologies Engineering Ltd.	107,500	388,262
Singapore Telecommunications Ltd.	566,200	1,423,660
STMicroelectronics NV	44,709	1,335,205
United Overseas Bank Ltd.	89,700	2,239,088
		19,090,706
South Africa — 1.0%
Absa Group Ltd.	64,880	658,808
Anglo American Platinum Ltd.(b)	6,058	217,924
Anglo American PLC	91,248	2,966,080
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	36,651	$ 413,656
Bid Corp. Ltd.	22,557	578,042
Bidvest Group Ltd.(b)	26,537	449,906
Capitec Bank Holdings Ltd.	5,134	904,675
Clicks Group Ltd.	17,239	396,085
Discovery Ltd.	46,452	462,563
Exxaro Resources Ltd.	14,243	141,397
FirstRand Ltd.	357,357	1,714,350
Gold Fields Ltd.	62,168	964,094
Harmony Gold Mining Co. Ltd.	30,001	307,918
Impala Platinum Holdings Ltd.(a)	62,435	349,931
Kumba Iron Ore Ltd.	2,943	68,305
MTN Group Ltd.	108,382	576,051
Naspers Ltd., Class N	13,038	3,161,880
Nedbank Group Ltd.	35,865	619,448
Northam Platinum Holdings Ltd.	18,042	113,865
Old Mutual Ltd.	264,621	209,828
OUTsurance Group Ltd.	85,253	286,389
Pepkor Holdings Ltd.(c)	96,071	133,839
Remgro Ltd.	36,445	331,870
Sanlam Ltd.	95,544	486,637
Sasol Ltd.	45,386	304,825
Shoprite Holdings Ltd.	44,736	764,060
Sibanye Stillwater Ltd.(a)(b)	196,087	202,614
Standard Bank Group Ltd.	97,798	1,369,554
Vodacom Group Ltd.	34,946	221,417
Woolworths Holdings Ltd./South Africa(b)	55,517	218,855
		19,594,866
South Korea — 2.9%
Alteogen, Inc.(a)	3,127	778,698
Amorepacific Corp.	2,029	227,163
Celltrion Pharm, Inc.(a)	1,996	104,772
Celltrion, Inc.	10,725	1,596,875
CJ CheilJedang Corp.	487	112,943
CosmoAM&T Co. Ltd.(a)	1,498	143,475
Coway Co. Ltd.	4,594	231,852
DB Insurance Co. Ltd.	2,516	216,210
Delivery Hero SE(a)(c)	11,443	463,092
Doosan Bobcat, Inc.	6,063	187,479
Doosan Enerbility Co. Ltd.(a)	30,236	413,786
Ecopro BM Co. Ltd.(a)	3,210	450,109
Ecopro Co. Ltd.(a)	6,660	448,855
GS Holdings Corp.	2,934	95,048
Hana Financial Group, Inc.	21,339	957,522
Hanjin Kal Corp.	1,833	114,645
Hankook Tire & Technology Co. Ltd.	4,552	143,469
Hanmi Pharm Co. Ltd.	250	61,459
Hanmi Semiconductor Co. Ltd.	4,749	395,456
Hanwha Aerospace Co. Ltd.	433	98,664
Hanwha Industrial Solutions Co. Ltd/ New(a)	327	8,327
Hanwha Ocean Co. Ltd.(a)	2,902	67,486
Hanwha Solutions Corp.	6,589	130,546
HD Hyundai Co. Ltd.	2,110	123,139
HD Hyundai Electric Co. Ltd.	1,732	435,770
HLB, Inc.(a)	8,095	526,369
HMM Co. Ltd.	17,458	247,211
HYBE Co. Ltd.	1,792	230,940
Hyundai Engineering & Construction Co. Ltd.	4,660	108,466
Hyundai Glovis Co. Ltd.	2,008	187,075
Hyundai Heavy Industries Co. Ltd.(a)	2,021	284,170
Hyundai Mobis Co. Ltd.	4,678	774,752
Hyundai Motor Co.	9,428	1,755,894
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hyundai Steel Co.	9,851	$ 209,603
Industrial Bank of Korea	31,533	336,306
Kakao Corp.	23,603	650,369
KakaoBank Corp.	13,451	216,924
KB Financial Group, Inc.	27,816	1,716,310
Kia Corp.	16,356	1,245,440
Korea Aerospace Industries Ltd.	4,371	174,202
Korea Electric Power Corp.(a)	17,450	272,721
Korea Investment Holdings Co. Ltd.	1,996	111,541
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,539	362,663
Korea Zinc Co. Ltd.	695	364,049
Korean Air Lines Co. Ltd.	18,478	316,952
Krafton, Inc.(a)	1,856	482,824
KT Corp.	683	20,904
KT&G Corp.	7,510	622,608
Kum Yang Co. Ltd.(a)	2,226	89,149
Kumho Petrochemical Co. Ltd.	1,183	142,125
L&F Co. Ltd.(a)	2,173	188,166
LG Chem Ltd.	3,388	919,597
LG Corp.	8,175	491,299
LG Display Co. Ltd.(a)	30,368	253,325
LG Electronics, Inc.	8,015	638,196
LG Energy Solution Ltd.(a)	3,209	1,012,382
LG H&H Co. Ltd.	839	241,813
LG Innotek Co. Ltd.	809	134,705
LG Uplus Corp.	19,172	143,466
Lotte Chemical Corp.	1,038	80,362
LS Electric Co. Ltd.	1,350	168,658
Meritz Financial Group, Inc.	6,585	486,989
Mirae Asset Securities Co. Ltd.	22,749	146,095
NAVER Corp.	9,203	1,185,394
NCSoft Corp.	1,351	196,531
Netmarble Corp.(a)(c)	1,410	63,719
NH Investment & Securities Co. Ltd.	5,312	54,375
Orion Corp./Republic of Korea	2,631	195,262
Posco DX Co. Ltd.	2,635	61,479
POSCO Future M Co. Ltd.	1,777	338,652
POSCO Holdings, Inc.	4,908	1,440,843
Posco International Corp.	3,269	142,512
Samsung Biologics Co. Ltd.(a)(c)	1,133	842,731
Samsung C&T Corp.	5,348	560,152
Samsung E&A Co. Ltd.(a)	12,358	207,368
Samsung Electro-Mechanics Co. Ltd.	4,542	459,169
Samsung Electronics Co. Ltd.	333,118	15,569,528
Samsung Fire & Marine Insurance Co. Ltd.	1,953	516,174
Samsung Heavy Industries Co. Ltd.(a)	59,459	456,124
Samsung Life Insurance Co. Ltd.	5,945	424,593
Samsung SDI Co. Ltd.	3,812	1,100,659
Samsung SDS Co. Ltd.	2,432	286,390
Shinhan Financial Group Co. Ltd.	29,169	1,237,131
SK Biopharmaceuticals Co. Ltd.(a)	2,743	217,304
SK Bioscience Co. Ltd.(a)	1,588	67,132
SK Hynix, Inc.	39,577	5,296,858
SK Innovation Co. Ltd.(a)	4,534	406,134
SK Square Co. Ltd.(a)	5,744	354,593
SK Telecom Co. Ltd.	3,814	162,420
SK, Inc.	2,218	259,364
SKC Co. Ltd.(a)	1,153	126,754
S-Oil Corp.	2,657	124,668
Security	Shares	Value
South Korea (continued)
Woori Financial Group, Inc.	41,683	$ 492,075
Yuhan Corp.	3,378	368,447
		57,575,995
Spain — 1.7%
Acciona SA	1,476	209,410
ACS Actividades de Construccion y Servicios SA	15,901	733,944
Aena SME SA(c)	4,988	1,095,741
Amadeus IT Group SA	33,620	2,434,844
Banco Bilbao Vizcaya Argentaria SA	408,776	4,415,705
Banco de Sabadell SA	401,465	852,604
Banco Santander SA	1,073,917	5,502,601
CaixaBank SA	251,285	1,499,654
Cellnex Telecom SA(c)	32,592	1,321,369
EDP Renovaveis SA	21,791	380,227
Endesa SA	25,932	566,531
Grifols SA , Class A(a)	24,792	281,757
Iberdrola SA	425,915	6,584,273
Industria de Diseno Textil SA	79,407	4,702,991
Redeia Corp. SA	20,753	403,460
Repsol SA	90,531	1,194,038
Telefonica SA(b)	291,956	1,428,273
		33,607,422
Sweden — 2.1%
AddTech AB, B Shares	15,930	477,566
Alfa Laval AB	17,824	856,906
Assa Abloy AB, Class B	63,385	2,135,435
Atlas Copco AB, Class A	188,732	3,657,702
Atlas Copco AB, Class B	109,682	1,881,908
Beijer Ref AB, Class B	29,241	481,414
Boliden AB	22,578	766,273
Epiroc AB, Class A	49,937	1,081,608
Epiroc AB, Class B	22,861	433,508
EQT AB	25,218	865,682
Essity AB, Class B	44,667	1,393,775
Evolution AB(c)	12,727	1,251,740
Fastighets AB Balder, Class B(a)	48,678	428,088
Getinge AB, Class B	16,044	345,294
H&M Hennes & Mauritz AB, B Shares	45,097	768,074
Hexagon AB, Class B	141,461	1,523,686
Holmen AB, Class B	6,309	273,151
Husqvarna AB, B Shares	22,734	159,245
Industrivarden AB, C Shares	8,323	306,482
Industrivarden AB, Class A	11,567	427,787
Indutrade AB	17,623	548,427
Investment AB Latour, Class B	13,900	434,279
Investor AB, Class B	122,844	3,785,586
L E Lundbergforetagen AB, Class B	6,442	368,925
Lifco AB, Class B	16,700	549,993
Nibe Industrier AB, Class B	106,085	581,417
Saab AB, Class B	24,272	517,249
Sagax AB, Class B	11,719	333,744
Sandvik AB	75,323	1,685,512
Securitas AB, Class B	38,094	483,597
Skandinaviska Enskilda Banken AB, Class A	101,521	1,554,106
Skanska AB, B Shares	21,743	453,238
SKF AB, B Shares	28,327	564,242
Svenska Cellulosa AB SCA, Class B	36,503	532,186
Svenska Handelsbanken AB, Class A, A Shares	97,152	997,939
Swedbank AB, A Shares	52,595	1,116,363
Swedish Orphan Biovitrum AB(a)	16,257	523,446

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Tele2 AB, B Shares	38,108	$ 431,142
Telefonaktiebolaget LM Ericsson, B Shares	206,162	1,557,853
Telia Co. AB	158,189	511,521
Trelleborg AB, Class B	15,629	601,574
Volvo AB, Class A	13,043	348,281
Volvo AB, Class B	111,778	2,956,772
Volvo Car AB, Class B(a)(b)	44,422	122,293
		41,075,009
Switzerland — 4.2%
ABB Ltd., Class N, Registered Shares	110,926	6,435,438
Adecco Group AG, Class N, Registered Shares	12,824	437,354
Alcon, Inc.	35,137	3,516,519
Avolta AG, Class N, Registered Shares	6,282	265,889
Bachem Holding AG, Class N	2,994	252,398
Baloise Holding AG, Class N, Registered Shares	3,703	757,240
Banque Cantonale Vaudoise, Registered Shares	2,388	246,642
Barry Callebaut AG, Class N, Registered Shares	293	542,471
BKW AG	1,298	235,377
Chocoladefabriken Lindt & Spruengli AG	69	890,094
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	891,593
Cie Financiere Richemont SA, Class A, Registered Shares	38,109	6,051,871
Clariant AG, Class N, Registered Shares	14,711	222,961
DSM-Firmenich AG	13,452	1,856,473
EMS-Chemie Holding AG, Registered Shares	523	439,441
Galderma Group AG(a)	2,181	202,548
Geberit AG, Class N, Registered Shares	2,341	1,528,218
Givaudan SA, Class N, Registered Shares	646	3,544,307
Helvetia Holding AG, Registered Shares	2,687	464,664
Julius Baer Group Ltd., Class N	13,632	822,063
Kuehne and Nagel International AG, Registered Shares	3,317	906,266
Logitech International SA, Class N, Registered Shares	10,079	902,683
Lonza Group AG, Registered Shares	4,964	3,150,071
Novartis AG, Class N, Registered Shares	137,836	15,870,753
Partners Group Holding AG	1,588	2,394,188
Sandoz Group AG	28,847	1,202,138
Schindler Holding AG	2,235	655,982
Schindler Holding AG, Class N, Registered Shares	2,124	604,083
SGS SA, Registered Shares	10,715	1,196,451
SIG Group AG	20,650	460,389
Sika AG, Registered Shares	10,710	3,549,996
Sonova Holding AG, Registered Shares	3,539	1,274,732
Straumann Holding AG, Registered Shares	8,012	1,310,565
Swatch Group AG	1,960	420,276
Swatch Group AG, Class N, Registered Shares	3,146	134,826
Swiss Life Holding AG, Class N, Registered Shares	2,025	1,694,435
Swiss Prime Site AG, Registered Shares	6,269	702,590
Swisscom AG, Class N, Registered Shares	1,586	1,036,465
Temenos AG, Class N, Registered Shares	4,681	327,736
UBS Group AG, Registered Shares	228,140	7,059,574
VAT Group AG(c)	2,018	1,032,002
Zurich Insurance Group AG, Class N	9,944	6,007,762
		81,497,524
Taiwan — 5.2%
Accton Technology Corp.	36,000	602,339
Acer, Inc.	179,504	231,045
Advantech Co. Ltd.	28,769	291,496
Alchip Technologies Ltd.	5,000	311,645
ASE Technology Holding Co. Ltd.	230,343	1,092,402
Security	Shares	Value
Taiwan (continued)
Asia Cement Corp.	138,233	$ 208,083
Asia Vital Components Co. Ltd.	25,000	463,177
Asustek Computer, Inc.	44,220	768,206
AUO Corp.	391,200	209,802
Catcher Technology Co. Ltd.	45,000	335,874
Cathay Financial Holding Co. Ltd.	701,622	1,473,228
Chailease Holding Co. Ltd.	117,724	605,508
Chang Hwa Commercial Bank Ltd.	303,966	171,814
Cheng Shin Rubber Industry Co. Ltd.	79,436	129,677
China Airlines Ltd.	228,000	154,704
China Steel Corp.	818,638	597,051
Chunghwa Telecom Co. Ltd.	262,000	1,037,054
Compal Electronics, Inc.	273,000	286,472
CTBC Financial Holding Co. Ltd.	1,058,601	1,152,363
Delta Electronics, Inc.	140,000	1,670,348
E Ink Holdings, Inc.	58,000	537,650
E.Sun Financial Holding Co. Ltd.	1,093,480	967,202
Eclat Textile Co. Ltd.	12,303	211,122
eMemory Technology, Inc.	5,000	411,518
Eva Airways Corp.	170,000	201,245
Evergreen Marine Corp. Taiwan Ltd.	74,055	470,644
Far Eastern New Century Corp.	207,607	250,490
Far EasTone Telecommunications Co. Ltd.	144,000	412,125
Feng TAY Enterprise Co. Ltd.	54,996	268,725
First Financial Holding Co. Ltd.	796,053	688,868
Formosa Chemicals & Fibre Corp.	218,360	299,121
Formosa Plastics Corp.	244,040	411,373
Fortune Electric Co. Ltd.	11,000	218,058
Fubon Financial Holding Co. Ltd.	582,285	1,657,744
Gigabyte Technology Co. Ltd.	34,000	277,281
Global Unichip Corp.	8,000	274,625
Globalwafers Co. Ltd.	17,000	243,694
Hon Hai Precision Industry Co. Ltd.	862,800	5,080,046
Hotai Motor Co. Ltd.	18,360	408,434
Hua Nan Financial Holdings Co. Ltd.	840,542	681,985
Innolux Corp.	472,479	240,444
Inventec Corp.	168,470	228,920
KGI Financial Holding Co. Ltd.	1,094,191	569,800
Largan Precision Co. Ltd.	7,000	561,132
Lite-On Technology Corp.	149,816	470,166
MediaTek, Inc.	104,255	3,842,373
Mega Financial Holding Co. Ltd.	875,470	1,086,796
Micro-Star International Co. Ltd.	67,000	366,274
Nan Ya Plastics Corp.	364,790	528,806
Nanya Technology Corp.(a)	65,000	97,143
Nien Made Enterprise Co. Ltd.	9,000	144,103
Novatek Microelectronics Corp.	42,000	683,816
Pegatron Corp.	116,000	376,376
PharmaEssentia Corp.(a)	15,000	300,373
Pou Chen Corp.	296,000	336,732
President Chain Store Corp.	40,000	372,037
Quanta Computer, Inc.	185,000	1,541,833
Realtek Semiconductor Corp.	27,240	404,311
Ruentex Development Co. Ltd.	97,478	150,346
Shanghai Commercial & Savings Bank Ltd.	309,075	376,155
Shin Kong Financial Holding Co. Ltd.(a)	846,748	320,013
SinoPac Financial Holdings Co. Ltd.	653,535	500,610
Synnex Technology International Corp.	72,500	165,231
Taishin Financial Holding Co. Ltd.	826,826	479,906
Taiwan Business Bank	460,129	231,492
Taiwan Cooperative Financial Holding Co. Ltd.	847,213	692,245
Taiwan High Speed Rail Corp.	140,000	130,578
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Taiwan Mobile Co. Ltd.	156,800	$ 569,682
Taiwan Semiconductor Manufacturing Co. Ltd.	1,723,000	51,955,559
TCC Group Holdings Co. Ltd.	505,240	538,316
Unimicron Technology Corp.	102,000	463,178
Uni-President Enterprises Corp.	357,950	979,396
United Microelectronics Corp.	817,000	1,377,026
Vanguard International Semiconductor Corp.	63,000	205,885
Voltronic Power Technology Corp.	4,000	255,676
Walsin Lihwa Corp.	185,100	204,330
Wan Hai Lines Ltd.	75,215	232,221
Winbond Electronics Corp.(a)	179,936	121,092
Wistron Corp.	194,000	618,724
Wiwynn Corp.	6,000	325,202
WPG Holdings Ltd.	102,448	242,404
Yageo Corp.	27,372	538,817
Yang Ming Marine Transport Corp.	110,000	239,463
Yuanta Financial Holding Co. Ltd.	832,915	832,664
Zhen Ding Technology Holding Ltd.	37,710	134,529
		100,796,413
Thailand — 0.5%
Advanced Info Service PCL, NVDR	93,200	752,057
Airports of Thailand PCL, NVDR	298,400	591,576
Bangkok Dusit Medical Services PCL, NVDR	850,600	790,058
Bangkok Expressway & Metro PCL, NVDR	553,100	140,165
Bumrungrad Hospital PCL, NVDR	51,000	423,957
Central Pattana PCL, NVDR	105,500	218,281
Central Retail Corp. PCL, NVDR	103,400	98,962
Charoen Pokphand Foods PCL, NVDR	204,000	151,238
CP ALL PCL, NVDR	384,600	779,510
CP Axtra PCL, NVDR	165,700	167,091
Delta Electronics Thailand PCL, NVDR	231,600	765,012
Gulf Energy Development PCL, NVDR	253,100	445,484
Home Product Center PCL, NVDR	339,932	109,221
Intouch Holdings PCL, NVDR	41,000	117,495
Kasikornbank PCL, NVDR	29,700	138,278
Krung Thai Bank PCL, NVDR	285,275	181,916
Krungthai Card PCL, NVDR(b)	144,300	217,412
Minor International PCL, NVDR	147,580	129,168
PTT Exploration & Production PCL, NVDR	109,022	444,680
PTT Global Chemical PCL, NVDR	115,068	106,374
PTT Oil & Retail Business PCL, NVDR	346,800	188,692
PTT PCL, NVDR	597,700	630,005
SCB X PCL, NVDR	41,800	141,231
SCG Packaging PCL, NVDR	143,200	128,381
Siam Cement PCL, NVDR	54,100	402,980
Thai Oil PCL, NVDR	67,900	108,346
TMBThanachart Bank PCL, NVDR	3,816,300	232,678
True Corp. PCL, NVDR(a)	1,194,925	414,954
		9,015,202
Turkey — 0.2%
Akbank TAS, Class A	213,323	384,259
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	93,534	161,518
BIM Birlesik Magazalar A/S, Class A	24,603	357,021
Coca-Cola Icecek A/S, Class A	59,356	98,934
Eregli Demir ve Celik Fabrikalari TAS, Class A, Registered Shares	95,722	149,751
Ford Otomotiv Sanayi A/S, Class A	4,907	131,724
Haci Omer Sabanci Holding A/S, Class A	71,332	203,061
KOC Holding A/S, Class A	53,193	292,738
Sasa Polyester Sanayi AS(a)	736,328	92,586
Tofas Turk Otomobil Fabrikasi A/S, Class A	8,740	54,983
Turk Hava Yollari AO, Class A(a)	33,173	275,940
Security	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	$ 235,555
Turkiye Is Bankasi A/S, Class C	570,904	233,982
Turkiye Petrol Rafinerileri A/S, Class A	67,360	305,703
Turkiye Sise ve Cam Fabrikalari A/S, Class A	96,380	121,294
Yapi ve Kredi Bankasi A/S, Class A	231,458	208,830
		3,307,879
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	478,921
Abu Dhabi Islamic Bank PJSC	109,255	378,357
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	218,385
ADNOC Drilling Co. PJSC	149,615	192,668
Aldar Properties PJSC	267,840	547,964
Americana Restaurants International PLC - Foreign Co.	167,650	120,997
Dubai Islamic Bank PJSC	287,594	493,394
Emaar Properties PJSC	492,362	1,168,174
Emirates NBD Bank PJSC	142,759	788,992
Emirates Telecommunications Group Co. PJSC	240,707	1,212,366
First Abu Dhabi Bank PJSC	318,686	1,191,514
Multiply Group PJSC(a)	233,097	149,790
		6,941,522
United Kingdom — 6.9%
3i Group PLC	68,213	3,021,732
Admiral Group PLC	17,979	670,167
Anglogold Ashanti PLC	29,334	780,125
Ashtead Group PLC	31,058	2,406,398
Associated British Foods PLC	23,283	727,656
AstraZeneca PLC	108,718	16,936,787
Auto Trader Group PLC(c)	77,280	898,394
Aviva PLC	208,031	1,347,367
BAE Systems PLC	210,219	3,490,071
Barclays PLC	1,050,097	3,155,101
Barratt Developments PLC	69,004	442,703
Berkeley Group Holdings PLC	6,379	403,481
British American Tobacco PLC	142,665	5,201,291
BT Group PLC(b)	468,054	927,715
Bunzl PLC	24,465	1,158,638
Centrica PLC	426,543	667,174
CK Hutchison Holdings Ltd.	198,008	1,122,648
Coca-Cola Europacific Partners PLC	14,736	1,160,460
Compass Group PLC	116,774	3,743,738
Croda International PLC	8,990	507,955
DCC PLC	4,757	324,757
Diageo PLC	155,341	5,426,044
Endeavour Mining PLC	13,326	315,363
Entain PLC	44,257	452,180
Halma PLC	29,226	1,021,901
Hargreaves Lansdown PLC	26,614	396,634
HSBC Holdings PLC	1,294,214	11,610,417
Imperial Brands PLC	60,879	1,770,913
Informa PLC	95,973	1,055,465
InterContinental Hotels Group PLC	11,772	1,281,972
Intertek Group PLC	11,608	802,547
J Sainsbury PLC	105,979	419,395
JD Sports Fashion PLC	233,768	482,016
Kingfisher PLC(b)	161,823	698,387
Land Securities Group PLC	44,431	387,311
Legal & General Group PLC	409,914	1,242,361
Lloyds Banking Group PLC	4,458,605	3,505,768
London Stock Exchange Group PLC	31,313	4,287,093
M&G PLC	147,658	409,582
Melrose Industries PLC	90,172	551,092

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
National Grid PLC	328,778	$ 4,544,697
NatWest Group PLC	445,916	2,064,303
Next PLC	8,066	1,056,618
Pearson PLC	44,562	605,793
Persimmon PLC	23,234	511,284
Phoenix Group Holdings PLC	43,508	325,887
Reckitt Benckiser Group PLC	50,712	3,102,773
RELX PLC	129,321	6,106,061
Rentokil Initial PLC	183,389	896,748
Rolls-Royce Holdings PLC(a)	587,098	4,155,180
Sage Group PLC	75,057	1,031,000
Schroders PLC	76,220	357,148
Segro PLC	100,523	1,178,180
Severn Trent PLC	16,765	593,540
Smith & Nephew PLC	73,099	1,134,563
Smiths Group PLC	22,773	511,778
Spirax Group PLC	5,069	510,980
SSE PLC	66,342	1,672,110
Standard Chartered PLC	163,315	1,732,114
Taylor Wimpey PLC	211,225	464,628
Tesco PLC	499,432	2,397,927
Unilever PLC	174,401	11,306,988
United Utilities Group PLC	45,859	642,958
Vodafone Group PLC	1,518,729	1,522,065
Whitbread PLC	12,320	517,176
Wise PLC, Class A(a)	43,815	393,969
WPP PLC	76,285	781,420
		135,328,687
United States — 5.6%
BP PLC	1,178,153	6,144,698
Brookfield Renewable Corp., Class A	7,825	255,501
BRP, Inc.(b)	1,846	109,863
CSL Ltd.	33,608	6,638,709
CyberArk Software Ltd.(a)	3,224	940,151
Experian PLC	64,821	3,414,097
Ferrovial SE	36,858	1,584,046
GFL Environmental, Inc.	15,379	613,477
GSK PLC	285,005	5,802,992
Haleon PLC	503,359	2,633,826
Holcim AG	37,166	3,639,771
James Hardie Industries PLC(a)	31,718	1,260,398
JBS S/A	44,372	257,629
Legend Biotech Corp., ADR(a)(b)	5,488	267,430
Monday.com Ltd.(a)	2,841	789,145
Nestle SA, Class N, Registered Shares	182,469	18,336,751
QIAGEN NV	16,846	761,505
Roche Holding AG	51,354	16,477,859
Sanofi SA	78,897	9,084,134
Schneider Electric SE	38,192	10,067,704
Shell PLC	439,003	14,242,015
Stellantis NV	145,101	2,009,362
Security	Shares	Value
United States (continued)
Swiss Re AG	21,218	$ 2,936,135
Tenaris SA	39,525	627,336
		108,894,534
Zambia — 0.0%
First Quantum Minerals Ltd.	54,049	736,932
Total Common Stocks — 99.3% (Cost: $1,274,753,431)		1,936,661,355
Preferred Securities
Preferred Stocks — 0.8%
Brazil — 0.3%
Banco Bradesco SA	374,647	1,010,942
Centrais Eletricas Brasileiras SA	8,083	64,855
Cia Energetica de Minas Gerais	172,402	360,773
Cia Paranaense de Energia - Copel	84,716	158,463
Gerdau SA	93,741	328,662
Itau Unibanco Holding SA	308,011	2,041,646
Itausa SA	339,531	689,944
Petroleo Brasileiro SA	311,721	2,060,516
		6,715,801
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B	11,036	457,842
Colombia — 0.0%
Bancolombia SA	28,795	227,153
Germany — 0.3%
Bayerische Motoren Werke AG	5,302	439,998
Dr. Ing hc F Porsche AG(c)	8,133	649,940
Henkel AG & Co. KGaA	12,567	1,181,294
Porsche Automobil Holding SE	11,861	543,436
Sartorius AG	1,834	515,683
Volkswagen AG	14,850	1,577,255
		4,907,606
Russia — 0.0%
Surgutneftegas PJSC(a)(d)	376,618	41
South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	5,225	691,776
LG Chem Ltd.	671	124,646
Samsung Electronics Co. Ltd.	57,443	2,230,908
		3,047,330
Total Preferred Securities — 0.8% (Cost: $13,616,612)		15,355,773
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	1,354	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 100.1% (Cost: $1,288,370,043)		1,952,017,128
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(f)(g)(h)	54,669,765	54,718,967
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(f)(g)	10,779,135	10,779,135
Total Short-Term Securities — 3.3% (Cost: $65,477,831)		65,498,102
Total Investments — 103.4% (Cost: $1,353,847,874)		2,017,515,230
Liabilities in Excess of Other Assets — (3.4)%		(66,748,471)
Net Assets — 100.0%		$ 1,950,766,759

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 49,195,915	$ 5,519,778 (a)	$ —	$ (4,820)	$ 8,094	$ 54,718,967	54,669,765	$ 159,841 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,779,135 (a)	—	—	—	10,779,135	10,779,135	588,770	—
				$ (4,820)	$ 8,094	$ 65,498,102		$ 748,611	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	27	12/19/24	$ 1,442	$ 17,898
MSCI EAFE Index	92	12/20/24	11,444	160,752
MSCI Emerging Markets Index	87	12/20/24	5,101	269,396
				$ 448,046

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 95,253,456	$ —	$ 95,253,456
Austria	—	3,092,475	—	3,092,475
Belgium	378,221	10,018,755	—	10,396,976
Brazil	22,941,634	351,791	—	23,293,425
Canada	145,762,919	—	—	145,762,919
Chile	1,215,009	2,150,414	—	3,365,423
China	17,566,429	145,206,646	708	162,773,783
Colombia	256,257	—	—	256,257
Czech Republic	525,248	—	—	525,248
Denmark	—	41,358,841	—	41,358,841
Egypt	282,996	—	—	282,996
Finland	—	12,784,458	—	12,784,458
France	455,992	116,488,408	—	116,944,400
Germany	—	104,214,322	—	104,214,322
Greece	206,137	2,435,662	—	2,641,799
Hong Kong	814,943	22,389,586	—	23,204,529
Hungary	365,959	1,062,044	—	1,428,003
India	6,155,940	107,072,245	—	113,228,185
Indonesia	4,153,455	5,747,021	—	9,900,476
Ireland	1,350,707	3,706,787	—	5,057,494
Israel	3,489,782	4,307,667	—	7,797,449
Italy	—	31,463,243	—	31,463,243
Japan	—	274,625,730	—	274,625,730
Jordan	—	249,013	—	249,013
Kuwait	183,298	3,641,051	—	3,824,349
Luxembourg	198,298	1,356,381	—	1,554,679
Macau	—	1,237,260	—	1,237,260
Malaysia	857,240	7,715,624	—	8,572,864
Mexico	11,730,771	—	—	11,730,771
Netherlands	2,242,887	51,587,391	—	53,830,278
New Zealand	725,723	2,537,092	—	3,262,815
Norway	1,209,111	5,387,335	—	6,596,446
Peru	962,982	—	—	962,982
Philippines	175,015	3,416,516	—	3,591,531
Poland	293,298	5,183,661	—	5,476,959
Portugal	271,742	1,585,128	—	1,856,870
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Qatar	$ 783,698	$ 3,898,706	$ —	$ 4,682,404
Romania	322,871	—	—	322,871
Russia	—	—	572	572
Saudi Arabia	2,050,529	19,743,584	—	21,794,113
Singapore	3,140,132	15,950,574	—	19,090,706
South Africa	5,464,483	14,130,383	—	19,594,866
South Korea	8,327	57,567,668	—	57,575,995
Spain	—	33,607,422	—	33,607,422
Sweden	2,859,884	38,215,125	—	41,075,009
Switzerland	202,548	81,294,976	—	81,497,524
Taiwan	—	100,796,413	—	100,796,413
Thailand	—	9,015,202	—	9,015,202
Turkey	2,015,777	1,292,102	—	3,307,879
United Arab Emirates	2,572,383	4,369,139	—	6,941,522
United Kingdom	1,160,460	134,168,227	—	135,328,687
United States	3,233,196	105,661,338	—	108,894,534
Zambia	736,932	—	—	736,932
Preferred Securities
Preferred Stocks
South Korea	—	3,047,330	—	3,047,330
Brazil	6,715,801	—	—	6,715,801
Chile	—	457,842	—	457,842
Colombia	227,153	—	—	227,153
Russia	—	—	41	41
Germany	—	4,907,606	—	4,907,606
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	65,498,102	—	—	65,498,102
	$ 321,764,269	$ 1,695,749,640	$ 1,321	$ 2,017,515,230
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 448,046	$ —	$ —	$ 448,046

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund